UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

August 31, 2018

ADGF-QTLY-1018
1.805738.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 1.6%
BorgWarner, Inc.	107,600	$4,710
Gentex Corp.	306,500	7,166
Lear Corp.	28,900	4,688
		16,564
Automobiles - 1.1%
General Motors Co.	263,100	9,485
Thor Industries, Inc.	18,300	1,747
		11,232
Distributors - 0.4%
LKQ Corp. (a)	139,000	4,798
Diversified Consumer Services - 0.5%
H&R Block, Inc.	187,600	5,076
Household Durables - 1.9%
D.R. Horton, Inc.	92,600	4,122
Lennar Corp.:
Class A	98,300	5,079
Class B	1,908	80
NVR, Inc. (a)	3,440	9,179
Tupperware Brands Corp.	58,300	1,896
		20,356
Media - 7.3%
AMC Networks, Inc. Class A (a)	23,600	1,482
Charter Communications, Inc. Class A (a)	11,600	3,601
Cinemark Holdings, Inc.	106,900	3,990
Comcast Corp. Class A	1,216,650	45,004
GCI Liberty, Inc. (a)	82,700	4,059
Interpublic Group of Companies, Inc.	361,200	8,434
Liberty Broadband Corp. Class A (a)	41,400	3,353
Liberty Global PLC Class A (a)	57,600	1,544
Liberty Media Corp. Liberty SiriusXM Series A (a)	25,100	1,173
Omnicom Group, Inc.	67,600	4,686
		77,326
Multiline Retail - 0.2%
Dollar General Corp.	18,300	1,971
Specialty Retail - 0.1%
AutoZone, Inc. (a)	2,100	1,610
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	203,800	3,575

TOTAL CONSUMER DISCRETIONARY		142,508

CONSUMER STAPLES - 8.8%
Food & Staples Retailing - 0.8%
Walgreens Boots Alliance, Inc.	120,700	8,275
Food Products - 2.4%
ConAgra Foods, Inc.	71,300	2,620
General Mills, Inc.	53,700	2,471
Ingredion, Inc.	23,800	2,405
The Hershey Co.	50,100	5,036
The J.M. Smucker Co.	5,600	579
The Kraft Heinz Co.	170,000	9,906
Tyson Foods, Inc. Class A	38,700	2,431
		25,448
Household Products - 1.9%
Kimberly-Clark Corp.	80,300	9,278
Spectrum Brands Holdings, Inc.	125,100	10,865
		20,143
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	18,800	1,062
Tobacco - 3.6%
Altria Group, Inc.	592,300	34,661
Philip Morris International, Inc.	49,200	3,832
		38,493

TOTAL CONSUMER STAPLES		93,421

ENERGY - 7.5%
Oil, Gas & Consumable Fuels - 7.5%
BP PLC sponsored ADR	138,200	5,926
Chevron Corp.	223,590	26,486
Exxon Mobil Corp.	464,022	37,201
Suncor Energy, Inc.	107,880	4,441
Total SA sponsored ADR (b)	91,643	5,750
		79,804
FINANCIALS - 19.4%
Banks - 8.5%
Bank of America Corp.	730,203	22,585
Citigroup, Inc.	145,300	10,351
JPMorgan Chase & Co.	234,793	26,903
Signature Bank	18,200	2,106
U.S. Bancorp	136,800	7,402
Wells Fargo & Co.	365,390	21,368
		90,715
Capital Markets - 0.3%
Diamond Hill Investment Group, Inc.	4,300	802
KKR & Co. LP	18,200	475
Virtu Financial, Inc. Class A	97,300	2,121
		3,398
Consumer Finance - 0.7%
American Express Co.	71,300	7,556
Imperial Holdings, Inc. warrants 4/11/19 (a)	4,481	0
		7,556
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	242,700	50,653
Insurance - 5.1%
Allstate Corp.	69,400	6,980
American International Group, Inc.	94,600	5,030
Chubb Ltd.	95,100	12,861
MetLife, Inc.	207,100	9,504
The Travelers Companies, Inc.	126,900	16,700
Torchmark Corp.	19,600	1,723
Willis Group Holdings PLC	8,400	1,237
		54,035

TOTAL FINANCIALS		206,357

HEALTH CARE - 13.3%
Biotechnology - 3.0%
Amgen, Inc.	81,737	16,332
Biogen, Inc. (a)	16,000	5,656
Gilead Sciences, Inc.	113,400	8,588
United Therapeutics Corp. (a)	9,200	1,132
		31,708
Health Care Providers & Services - 7.8%
AmerisourceBergen Corp.	63,100	5,677
Anthem, Inc.	59,400	15,725
Cardinal Health, Inc.	126,200	6,586
Cigna Corp.	71,900	13,542
CVS Health Corp.	216,900	16,320
DaVita HealthCare Partners, Inc. (a)	29,700	2,058
Express Scripts Holding Co. (a)	13,600	1,197
HCA Holdings, Inc.	27,200	3,648
McKesson Corp.	30,700	3,953
Patterson Companies, Inc.	29,400	663
Quest Diagnostics, Inc.	57,200	6,291
UnitedHealth Group, Inc.	3,300	886
Universal Health Services, Inc. Class B	45,500	5,922
		82,468
Pharmaceuticals - 2.5%
GlaxoSmithKline PLC	108,761	2,203
Johnson & Johnson	69,302	9,334
Pfizer, Inc.	371,500	15,425
		26,962

TOTAL HEALTH CARE		141,138

INDUSTRIALS - 14.5%
Aerospace & Defense - 0.7%
United Technologies Corp.	54,700	7,204
Air Freight & Logistics - 1.6%
United Parcel Service, Inc. Class B	134,300	16,503
Airlines - 1.6%
American Airlines Group, Inc.	67,700	2,740
Delta Air Lines, Inc.	147,400	8,620
Southwest Airlines Co.	85,800	5,260
		16,620
Commercial Services & Supplies - 0.5%
Deluxe Corp.	84,400	4,998
Electrical Equipment - 0.9%
Acuity Brands, Inc.	38,000	5,808
EnerSys	19,100	1,585
Regal Beloit Corp.	31,200	2,611
		10,004
Industrial Conglomerates - 1.4%
General Electric Co.	1,135,900	14,699
Machinery - 3.9%
Allison Transmission Holdings, Inc.	87,143	4,328
Crane Co.	44,500	4,062
Cummins, Inc.	58,200	8,253
Oshkosh Corp.	49,500	3,478
PACCAR, Inc.	147,700	10,106
Snap-On, Inc.	48,300	8,538
WABCO Holdings, Inc. (a)	25,500	3,139
		41,904
Professional Services - 0.7%
Dun & Bradstreet Corp.	22,400	3,201
Manpower, Inc.	40,900	3,834
		7,035
Road & Rail - 3.2%
Knight-Swift Transportation Holdings, Inc. Class A	201,400	6,874
Norfolk Southern Corp.	55,800	9,700
Union Pacific Corp.	117,700	17,728
		34,302

TOTAL INDUSTRIALS		153,269

INFORMATION TECHNOLOGY - 11.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	276,879	13,227
Juniper Networks, Inc.	169,400	4,816
		18,043
Electronic Equipment & Components - 0.2%
Avnet, Inc.	18,500	895
Tech Data Corp. (a)	21,800	1,586
		2,481
IT Services - 1.3%
DXC Technology Co.	50,500	4,600
IBM Corp.	48,900	7,163
The Western Union Co.	90,200	1,707
		13,470
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	135,300	6,553
Qualcomm, Inc.	83,078	5,708
		12,261
Software - 2.1%
Microsoft Corp.	41,063	4,613
Oracle Corp.	371,800	18,062
		22,675
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	188,124	42,823
Hewlett Packard Enterprise Co.	295,900	4,891
HP, Inc.	341,100	8,408
NCR Corp. (a)	15,200	432
Xerox Corp.	42,500	1,184
		57,738

TOTAL INFORMATION TECHNOLOGY		126,668

MATERIALS - 2.8%
Chemicals - 2.3%
DowDuPont, Inc.	171,000	11,992
Huntsman Corp.	47,000	1,433
LyondellBasell Industries NV Class A	73,100	8,244
PPG Industries, Inc.	22,200	2,454
		24,123
Metals & Mining - 0.5%
Nucor Corp.	52,600	3,288
Steel Dynamics, Inc.	55,200	2,524
		5,812

TOTAL MATERIALS		29,935

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
Verizon Communications, Inc.	468,300	25,461
UTILITIES - 1.6%
Electric Utilities - 1.2%
Exelon Corp.	122,300	5,346
PPL Corp.	258,800	7,697
		13,043
Independent Power and Renewable Electricity Producers - 0.4%
The AES Corp.	297,600	4,006

TOTAL UTILITIES		17,049

TOTAL COMMON STOCKS
(Cost $896,144)		1,015,610

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.97% (c)	49,435,661	49,446
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	261	0
TOTAL MONEY MARKET FUNDS
(Cost $49,445)		49,446
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $945,589)		1,065,056
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(2,812)
NET ASSETS - 100%		$1,062,244

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$631
Fidelity Securities Lending Cash Central Fund	15
Total	$646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$142,508	$142,508	$--	$--
Consumer Staples	93,421	93,421	--	--
Energy	79,804	79,804	--	--
Financials	206,357	206,357	--	--
Health Care	141,138	138,935	2,203	--
Industrials	153,269	153,269	--	--
Information Technology	126,668	126,668	--	--
Materials	29,935	29,935	--	--
Telecommunication Services	25,461	25,461	--	--
Utilities	17,049	17,049	--	--
Money Market Funds	49,446	49,446	--	--
Total Investments in Securities:	$1,065,056	$1,062,853	$2,203	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

August 31, 2018

EPG-QTLY-1018
1.805739.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.9%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	195,000	$23,232
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	11,700	3,493
Hilton Worldwide Holdings, Inc.	200,218	15,541
Wingstop, Inc.	149,500	10,009
		29,043
Household Durables - 0.4%
Panasonic Corp.	1,153,300	13,739
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. (a)	114,600	230,657
Media - 0.9%
Charter Communications, Inc. Class A (a)	101,100	31,381
China Literature Ltd. (a)(b)	569	4
		31,385
Specialty Retail - 3.7%
Home Depot, Inc.	530,144	106,437
Ross Stores, Inc.	36,200	3,467
Ulta Beauty, Inc. (a)	70,300	18,278
		128,182
Textiles, Apparel & Luxury Goods - 0.9%
Kering SA	4,500	2,445
LVMH Moet Hennessy - Louis Vuitton SA	65,777	23,058
Michael Kors Holdings Ltd. (a)	50,500	3,667
Pinduoduo, Inc. ADR (c)	26,300	509
Puma AG	375	205
		29,884

TOTAL CONSUMER DISCRETIONARY		486,122

CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	67,000	13,949
Fever-Tree Drinks PLC	176,535	8,521
Kweichow Moutai Co. Ltd. (A Shares)	82,313	7,943
Monster Beverage Corp. (a)	140,400	8,549
Pernod Ricard SA ADR	241,700	7,609
		46,571
Food & Staples Retailing - 0.1%
BJ's Wholesale Club Holdings, Inc.	144,800	4,272
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	66,800	8,342
The Simply Good Foods Co. (a)	254,700	4,585
		12,927
Household Products - 0.6%
Energizer Holdings, Inc.	296,200	18,835
Personal Products - 1.4%
Coty, Inc. Class A	549,400	6,791
Estee Lauder Companies, Inc. Class A	142,600	19,981
Unilever NV (NY Reg.)	403,100	23,170
		49,942

TOTAL CONSUMER STAPLES		132,547

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Computer Modelling Group Ltd.	541,600	3,619
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc. (a)	952,200	63,731
Reliance Industries Ltd.	1,196,761	20,928
		84,659

TOTAL ENERGY		88,278

FINANCIALS - 9.6%
Banks - 3.8%
First Republic Bank	254,900	25,895
HDFC Bank Ltd.	68,446	1,998
HDFC Bank Ltd. sponsored ADR	77,200	7,818
Huntington Bancshares, Inc.	1,191,900	19,321
JPMorgan Chase & Co.	433,700	49,693
M&T Bank Corp.	145,800	25,828
Metro Bank PLC (a)	50,300	1,815
		132,368
Capital Markets - 5.8%
Cboe Global Markets, Inc.	28,454	2,868
Charles Schwab Corp.	1,773,300	90,066
CME Group, Inc.	382,054	66,756
JMP Group, Inc.	141,100	746
MSCI, Inc.	139,400	25,128
The Blackstone Group LP	488,700	18,038
		203,602

TOTAL FINANCIALS		335,970

HEALTH CARE - 11.7%
Biotechnology - 2.7%
AC Immune SA (a)	234,800	2,181
Acceleron Pharma, Inc. (a)	26,700	1,442
Affimed NV (a)	308,708	1,682
Biogen, Inc. (a)	106,000	37,470
Calyxt, Inc. (a)	173,900	2,944
Cytokinetics, Inc. (a)	238,310	1,883
Insmed, Inc. (a)	741,220	14,773
Prothena Corp. PLC (a)	166,900	2,540
Rubius Therapeutics, Inc.	32,000	804
Vertex Pharmaceuticals, Inc. (a)	163,964	30,235
		95,954
Health Care Equipment & Supplies - 5.3%
Becton, Dickinson & Co.	230,400	60,335
Boston Scientific Corp. (a)	799,100	28,416
Danaher Corp.	208,614	21,600
Intuitive Surgical, Inc. (a)	110,500	61,880
ResMed, Inc.	98,000	10,918
		183,149
Health Care Providers & Services - 0.9%
National Vision Holdings, Inc.	10,800	478
Neuronetics, Inc.	7,500	248
UnitedHealth Group, Inc.	114,000	30,604
		31,330
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	100,700	10,509
Life Sciences Tools & Services - 0.4%
Codexis, Inc. (a)	143,400	2,466
Mettler-Toledo International, Inc. (a)	9,000	5,260
Sartorius Stedim Biotech	49,000	6,211
		13,937
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	1,224,700	46,955
Mallinckrodt PLC (a)	310,000	10,683
Mylan NV (a)	403,400	15,785
		73,423

TOTAL HEALTH CARE		408,302

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	33,377	11,682
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	406,500	26,142
Electrical Equipment - 2.0%
AMETEK, Inc.	343,300	26,420
Fortive Corp.	400,407	33,626
Nidec Corp.	72,800	10,552
		70,598
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	50,169	14,969
Machinery - 2.0%
Allison Transmission Holdings, Inc.	826,000	41,019
Apergy Corp. (a)	74,261	3,358
Gardner Denver Holdings, Inc. (a)	846,000	23,654
Rational AG	3,600	2,871
		70,902
Professional Services - 1.6%
IHS Markit Ltd. (a)	304,100	16,726
Robert Half International, Inc.	183,800	14,369
TransUnion Holding Co., Inc.	315,000	23,720
		54,815

TOTAL INDUSTRIALS		249,108

INFORMATION TECHNOLOGY - 44.2%
Electronic Equipment & Components - 0.5%
Cognex Corp.	194,100	10,443
Keyence Corp.	4,000	2,264
Zebra Technologies Corp. Class A (a)	30,200	5,187
		17,894
Internet Software & Services - 13.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	166,800	29,192
Alphabet, Inc. Class A (a)	196,850	242,476
DocuSign, Inc. (c)	9,000	562
Dropbox, Inc. Class A (a)	15,400	413
Facebook, Inc. Class A (a)	273,400	48,045
GoDaddy, Inc. (a)	329,000	26,800
MercadoLibre, Inc.	36,700	12,566
NetEase, Inc. ADR	27,200	5,378
Shopify, Inc. Class A (a)	78,700	11,450
Stamps.com, Inc. (a)	135,868	33,756
Tencent Holdings Ltd.	585,200	25,156
VeriSign, Inc. (a)	167,400	26,551
		462,345
IT Services - 7.8%
Adyen BV (b)	6,100	4,277
Fidelity National Information Services, Inc.	226,700	24,522
Global Payments, Inc.	192,100	23,932
MasterCard, Inc. Class A	121,000	26,083
PayPal Holdings, Inc. (a)	592,700	54,724
Square, Inc. (a)	317,100	28,108
Visa, Inc. Class A	744,432	109,350
		270,996
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	83,400	17,101
Broadcom, Inc.	24,800	5,432
Cree, Inc. (a)	114,900	5,528
Maxim Integrated Products, Inc.	274,128	16,577
Monolithic Power Systems, Inc.	66,832	10,016
NVIDIA Corp.	74,300	20,855
		75,509
Software - 15.8%
Activision Blizzard, Inc.	307,900	22,200
Adobe Systems, Inc. (a)	365,400	96,287
Autodesk, Inc. (a)	147,800	22,813
Avalara, Inc.	4,439	164
Black Knight, Inc. (a)	331,700	17,713
Electronic Arts, Inc. (a)	190,245	21,576
Intuit, Inc.	199,800	43,850
Microsoft Corp.	2,043,300	229,524
Pluralsight, Inc.	67,400	2,303
Red Hat, Inc. (a)	152,900	22,588
Salesforce.com, Inc. (a)	395,892	60,445
Splunk, Inc. (a)	96,600	12,379
Zscaler, Inc. (a)	6,300	270
		552,112
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	724,100	164,827

TOTAL INFORMATION TECHNOLOGY		1,543,683

MATERIALS - 3.7%
Chemicals - 3.5%
CF Industries Holdings, Inc.	447,300	23,237
DowDuPont, Inc.	639,300	44,834
Sherwin-Williams Co.	44,000	20,046
The Chemours Co. LLC	352,100	15,352
Umicore SA	357,628	19,942
		123,411
Construction Materials - 0.2%
Eagle Materials, Inc.	78,106	7,212

TOTAL MATERIALS		130,623

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	394,000	58,753
TOTAL COMMON STOCKS
(Cost $2,136,802)		3,433,386

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	875,350	18
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	13,034	3,819
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.7%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	485,012	23,654
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	105,425	102
TOTAL INFORMATION TECHNOLOGY		23,756

TOTAL CONVERTIBLE PREFERRED STOCKS		27,593

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	475,900	4,959
TOTAL PREFERRED STOCKS
(Cost $21,088)		32,552

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.97% (f)	31,803,041	31,809
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	897,552	898
TOTAL MONEY MARKET FUNDS
(Cost $32,707)		32,707
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,190,597)		3,498,645
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,213)
NET ASSETS - 100%		$3,495,432

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,281,000 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,593,000 or 0.8% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E (Escrow)	8/1/14	$190
BioNTech AG Series A	12/29/17	$2,855
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$474
Fidelity Securities Lending Cash Central Fund	57
Total	$531

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$486,140	$449,325	$36,797	$18
Consumer Staples	132,547	132,547	--	--
Energy	88,278	88,278	--	--
Financials	340,929	338,931	1,998	--
Health Care	412,121	408,302	--	3,819
Industrials	249,108	249,108	--	--
Information Technology	1,567,439	1,518,527	25,156	23,756
Materials	130,623	130,623	--	--
Real Estate	58,753	58,753	--	--
Money Market Funds	32,707	32,707	--	--
Total Investments in Securities:	$3,498,645	$3,407,101	$63,951	$27,593

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

August 31, 2018

EPI-QTLY-1018
1.805771.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.6%
Automobiles - 0.3%
Subaru Corp.	200,900	$5,969
Hotels, Restaurants & Leisure - 1.0%
Six Flags Entertainment Corp. (a)	70,200	4,742
Wyndham Destinations, Inc.	131,500	5,812
Wyndham Hotels & Resorts, Inc.	131,500	7,463
		18,017
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (b)(c)(d)(e)	52,800	1,868
Media - 6.8%
Cinemark Holdings, Inc.	485,100	18,104
Comcast Corp. Class A	852,000	31,515
Informa PLC	1,125,072	11,120
Interpublic Group of Companies, Inc.	568,500	13,274
Omnicom Group, Inc.	298,900	20,720
The Walt Disney Co.	260,100	29,136
		123,869
Specialty Retail - 0.4%
Lowe's Companies, Inc.	76,600	8,330

TOTAL CONSUMER DISCRETIONARY		158,053

CONSUMER STAPLES - 9.1%
Beverages - 0.9%
Molson Coors Brewing Co. Class B	252,405	16,846
Food Products - 1.9%
General Mills, Inc.	188,140	8,656
Kellogg Co.	80,900	5,808
The J.M. Smucker Co.	202,300	20,914
		35,378
Household Products - 1.5%
Clorox Co.	76,500	11,091
Reckitt Benckiser Group PLC	123,600	10,529
Spectrum Brands Holdings, Inc.	66,400	5,767
		27,387
Personal Products - 0.8%
Unilever NV (NY Reg.)	237,700	13,663
Tobacco - 4.0%
Altria Group, Inc.	396,500	23,203
British American Tobacco PLC sponsored ADR	860,301	41,621
Imperial Tobacco Group PLC	208,598	7,421
		72,245

TOTAL CONSUMER STAPLES		165,519

ENERGY - 8.3%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	299,200	9,865
Oil, Gas & Consumable Fuels - 7.7%
BP PLC sponsored ADR	278,600	11,946
Chevron Corp.	370,069	43,838
Enterprise Products Partners LP	809,400	23,149
Suncor Energy, Inc.	693,900	28,564
Targa Resources Corp.	67,500	3,717
The Williams Companies, Inc.	1,013,550	29,991
		141,205

TOTAL ENERGY		151,070

FINANCIALS - 21.9%
Banks - 10.3%
Bank of America Corp.	1,278,600	39,547
Bank of the Ozarks, Inc.	321,700	13,016
First Hawaiian, Inc.	193,600	5,612
Huntington Bancshares, Inc.	604,500	9,799
JPMorgan Chase & Co.	289,157	33,132
PNC Financial Services Group, Inc.	45,700	6,560
Wells Fargo & Co.	1,395,550	81,612
		189,278
Capital Markets - 4.1%
Apollo Global Management LLC Class A	528,700	18,256
KKR & Co. LP	82,096	2,141
Lazard Ltd. Class A	113,100	5,445
Northern Trust Corp.	105,000	11,283
OM Asset Management Ltd.	143,100	1,816
State Street Corp.	237,599	20,650
The Blackstone Group LP	412,603	15,229
		74,820
Consumer Finance - 2.5%
Capital One Financial Corp.	239,400	23,722
Discover Financial Services	195,400	15,265
Synchrony Financial	219,800	6,961
		45,948
Insurance - 5.0%
Chubb Ltd.	357,084	48,292
First American Financial Corp.	105,600	6,004
FNF Group	272,900	10,943
The Travelers Companies, Inc.	192,900	25,386
		90,625

TOTAL FINANCIALS		400,671

HEALTH CARE - 14.0%
Biotechnology - 2.7%
Amgen, Inc.	251,949	50,342
Health Care Equipment & Supplies - 0.5%
Becton, Dickinson & Co.	35,700	9,349
Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	101,500	9,132
CVS Health Corp.	351,600	26,454
McKesson Corp.	141,000	18,154
UnitedHealth Group, Inc.	66,800	17,933
		71,673
Pharmaceuticals - 6.9%
GlaxoSmithKline PLC	1,037,000	21,002
Johnson & Johnson	484,418	65,246
Roche Holding AG (participation certificate)	75,480	18,716
Sanofi SA sponsored ADR	481,000	20,611
		125,575

TOTAL HEALTH CARE		256,939

INDUSTRIALS - 9.2%
Aerospace & Defense - 4.5%
General Dynamics Corp.	121,200	23,440
United Technologies Corp.	448,707	59,095
		82,535
Commercial Services & Supplies - 0.0%
KAR Auction Services, Inc.	7,942	498
Electrical Equipment - 1.1%
Eaton Corp. PLC	237,600	19,754
Industrial Conglomerates - 1.1%
General Electric Co.	1,538,354	19,906
Machinery - 2.2%
Allison Transmission Holdings, Inc.	98,000	4,867
Cummins, Inc.	53,300	7,558
Deere & Co.	45,900	6,600
Snap-On, Inc.	58,400	10,324
Stanley Black& Decker, Inc.	72,000	10,118
		39,467
Professional Services - 0.3%
Nielsen Holdings PLC	239,600	6,230

TOTAL INDUSTRIALS		168,390

INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 3.0%
Cisco Systems, Inc.	1,144,553	54,675
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	160,030	14,672
IT Services - 2.1%
Amdocs Ltd.	288,100	18,807
Capgemini SA	85,100	10,940
Leidos Holdings, Inc.	115,500	8,174
		37,921
Semiconductors & Semiconductor Equipment - 1.2%
Qualcomm, Inc.	321,189	22,069
Software - 1.5%
Micro Focus International PLC	346,700	5,886
Microsoft Corp.	192,238	21,594
		27,480
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	98,700	22,467

TOTAL INFORMATION TECHNOLOGY		179,284

MATERIALS - 4.8%
Chemicals - 2.0%
DowDuPont, Inc.	475,300	33,333
Olin Corp.	123,200	3,786
		37,119
Containers & Packaging - 2.8%
Graphic Packaging Holding Co.	1,181,700	16,804
Silgan Holdings, Inc.	364,800	9,941
WestRock Co.	436,600	24,048
		50,793

TOTAL MATERIALS		87,912

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.1%
Brandywine Realty Trust (SBI)	693,400	11,621
National Retail Properties, Inc.	101,100	4,660
Omega Healthcare Investors, Inc.	188,400	6,227
Outfront Media, Inc.	191,600	3,807
Public Storage	18,200	3,869
SL Green Realty Corp.	87,100	9,093
VEREIT, Inc.	1,544,200	12,076
WP Carey, Inc.	85,700	5,706
		57,059
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.3%
AT&T, Inc.	299,536	9,567
Verizon Communications, Inc.	1,615,990	87,862
		97,429
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc.(b)	1,823	120

TOTAL TELECOMMUNICATION SERVICES		97,549

UTILITIES - 3.8%
Electric Utilities - 3.8%
Duke Energy Corp.	199,300	16,191
Exelon Corp.	660,000	28,849
PPL Corp.	515,600	15,334
Xcel Energy, Inc.	204,300	9,817
		70,191
TOTAL COMMON STOCKS
(Cost $1,531,799)		1,792,637

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. Series A, 6.125%	2,400	157
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Fortive Corp. Series A, 5.00%	195	210
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	4,900	461
Multi-Utilities - 0.0%
CenterPoint Energy, Inc. 2.00% ZENS	3,700	162

TOTAL UTILITIES		623

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $977)		990
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	156	147
Liberty Media Corp. 1.375% 10/15/23	374	474
		621
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 5.5% 9/15/26	120	116
Scorpio Tankers, Inc. 3% 5/15/22	595	508
		624
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Dycom Industries, Inc. 0.75% 9/15/21	60	66
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	69	63
TOTAL INDUSTRIALS		129
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Twitter, Inc. 0.25% 6/15/24 (f)	424	404
Yahoo!, Inc. 0% 12/1/18	114	148
		552
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22	39	150
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 3.25% 8/1/39	39	92
Microchip Technology, Inc. 1.625% 2/15/25	69	114
Micron Technology, Inc. 3% 11/15/43	46	83
ON Semiconductor Corp. 1.625% 10/15/23	49	60
		349
TOTAL INFORMATION TECHNOLOGY		1,051

TOTAL CONVERTIBLE BONDS		2,425

Nonconvertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (f)	80	86
Media - 0.0%
Viacom, Inc. 6.25% 2/28/57 (g)	200	198
TOTAL CONSUMER DISCRETIONARY		284
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp. 8% 12/15/22 (f)	335	300
Southwestern Energy Co. 4.1% 3/15/22	145	141
		441
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (f)	270	258

TOTAL NONCONVERTIBLE BONDS		983

TOTAL CORPORATE BONDS
(Cost $3,365)		3,408

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 2/27/25(g)(h)
(Cost $479)	479	476
	Shares	Value (000s)

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest)(d)(e)(i)
(Cost $5,865)	5,865,354	3,093

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.97% (j)	29,178,560	29,184
Fidelity Securities Lending Cash Central Fund 1.98% (j)(k)	734,177	734
TOTAL MONEY MARKET FUNDS
(Cost $29,918)		29,918
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,572,403)		1,830,522
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,239
NET ASSETS - 100%		$1,831,761

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,961,000 or 0.3% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,048,000 or 0.1% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$5,865

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$278
Fidelity Securities Lending Cash Central Fund	41
Total	$319

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$158,053	$156,185	$--	$1,868
Consumer Staples	165,519	154,990	10,529	--
Energy	151,070	151,070	--	--
Financials	400,671	400,671	--	--
Health Care	257,096	217,221	39,875	--
Industrials	168,600	168,390	210	--
Information Technology	179,284	173,398	5,886	--
Materials	87,912	87,912	--	--
Real Estate	57,059	57,059	--	--
Telecommunication Services	97,549	97,549	--	--
Utilities	70,814	70,191	623	--
Corporate Bonds	3,408	--	3,408	--
Bank Loan Obligations	476	--	476	--
Other	3,093	--	--	3,093
Money Market Funds	29,918	29,918	--	--
Total Investments in Securities:	$1,830,522	$1,764,554	$61,007	$4,961

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

August 31, 2018

AEV-QTLY-1018
1.805757.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
CONSUMER DISCRETIONARY - 11.4%
Media - 9.8%
Cinemark Holdings, Inc.	45,700	$1,705,524
Comcast Corp. Class A	178,000	6,584,220
Entercom Communications Corp. Class A (a)	142,300	1,117,055
Interpublic Group of Companies, Inc.	137,000	3,198,950
Lions Gate Entertainment Corp. Class B	103,781	2,329,883
The Walt Disney Co.	35,100	3,931,902
Twenty-First Century Fox, Inc. Class A	101,700	4,617,180
WPP PLC	124,100	2,058,157
		25,542,871
Multiline Retail - 0.7%
Dollar General Corp.	16,900	1,820,637
Textiles, Apparel & Luxury Goods - 0.9%
PVH Corp.	16,200	2,319,192

TOTAL CONSUMER DISCRETIONARY		29,682,700

CONSUMER STAPLES - 8.0%
Beverages - 1.8%
C&C Group PLC	375,520	1,486,367
Coca-Cola European Partners PLC	29,600	1,262,144
PepsiCo, Inc.	18,300	2,049,783
		4,798,294
Food & Staples Retailing - 1.3%
Sysco Corp.	22,100	1,653,522
Walmart, Inc.	16,800	1,610,448
		3,263,970
Food Products - 3.7%
Kellogg Co.	34,900	2,505,471
Mondelez International, Inc.	28,900	1,234,608
Seaboard Corp.	228	840,130
The Hershey Co.	13,100	1,316,812
The J.M. Smucker Co.	36,179	3,740,185
		9,637,206
Tobacco - 1.2%
British American Tobacco PLC:
(United Kingdom)	21,400	1,034,846
sponsored ADR	44,100	2,133,558
		3,168,404

TOTAL CONSUMER STAPLES		20,867,874

ENERGY - 11.1%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	86,800	2,861,796
Dril-Quip, Inc. (b)	8,200	431,730
		3,293,526
Oil, Gas & Consumable Fuels - 9.8%
Chevron Corp.	35,697	4,228,667
Exxon Mobil Corp.	92,300	7,399,691
FLEX LNG Ltd. (a)(b)	590,771	831,263
GasLog Ltd.	27,500	462,000
GasLog Partners LP	85,400	2,075,220
Golar LNG Partners LP	122,600	1,657,552
Hoegh LNG Partners LP	59,300	1,123,735
Phillips 66 Co.	26,400	3,128,664
Suncor Energy, Inc.	52,400	2,157,033
Teekay Corp. (a)	91,021	617,122
Teekay LNG Partners LP	85,300	1,343,475
Teekay Offshore Partners LP	247,613	562,082
		25,586,504

TOTAL ENERGY		28,880,030

FINANCIALS - 26.2%
Banks - 12.1%
JPMorgan Chase & Co.	82,552	9,458,807
PNC Financial Services Group, Inc.	23,100	3,315,774
SunTrust Banks, Inc.	55,000	4,045,800
U.S. Bancorp	102,766	5,560,668
Wells Fargo & Co.	158,132	9,247,559
		31,628,608
Capital Markets - 2.2%
Goldman Sachs Group, Inc.	15,900	3,781,179
State Street Corp.	23,400	2,033,694
		5,814,873
Consumer Finance - 3.0%
Capital One Financial Corp.	22,618	2,241,218
Discover Financial Services	36,600	2,859,192
Synchrony Financial	82,200	2,603,274
		7,703,684
Diversified Financial Services - 3.3%
Berkshire Hathaway, Inc. Class B (b)	37,469	7,820,530
Standard Life PLC	223,899	919,878
		8,740,408
Insurance - 4.1%
Allstate Corp.	15,800	1,589,006
Chubb Ltd.	20,000	2,704,800
FNF Group	36,480	1,462,848
Prudential PLC	83,855	1,885,455
The Travelers Companies, Inc.	23,887	3,143,529
		10,785,638
Mortgage Real Estate Investment Trusts - 1.5%
AGNC Investment Corp.	73,401	1,396,087
Annaly Capital Management, Inc.	137,705	1,462,427
MFA Financial, Inc.	127,536	976,926
		3,835,440

TOTAL FINANCIALS		68,508,651

HEALTH CARE - 15.4%
Biotechnology - 3.6%
Amgen, Inc.	27,900	5,574,699
Dyax Corp. rights 12/31/19 (b)(c)	58,900	235,600
Shire PLC sponsored ADR	20,443	3,583,045
		9,393,344
Health Care Providers & Services - 7.0%
Aetna, Inc.	12,600	2,523,402
Anthem, Inc.	10,900	2,885,557
Cigna Corp.	19,600	3,691,464
CVS Health Corp.	76,700	5,770,908
McKesson Corp.	7,400	952,750
UnitedHealth Group, Inc.	9,300	2,496,678
		18,320,759
Pharmaceuticals - 4.8%
Allergan PLC	18,200	3,489,122
Bayer AG	34,346	3,205,320
Johnson & Johnson	9,092	1,224,601
Pfizer, Inc.	25,300	1,050,456
Roche Holding AG (participation certificate)	5,784	1,434,164
Sanofi SA sponsored ADR	49,400	2,116,790
		12,520,453

TOTAL HEALTH CARE		40,234,556

INDUSTRIALS - 5.3%
Aerospace & Defense - 2.6%
Harris Corp.	11,500	1,868,865
Huntington Ingalls Industries, Inc.	1,800	440,046
United Technologies Corp.	35,100	4,622,670
		6,931,581
Machinery - 1.2%
Allison Transmission Holdings, Inc.	22,743	1,129,417
Deere & Co.	13,510	1,942,738
		3,072,155
Professional Services - 0.2%
Nielsen Holdings PLC	23,100	600,600
Road & Rail - 1.3%
Union Pacific Corp.	22,000	3,313,640

TOTAL INDUSTRIALS		13,917,976

INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 2.0%
Cisco Systems, Inc.	61,182	2,922,664
F5 Networks, Inc. (b)	12,300	2,326,176
		5,248,840
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	25,698	2,355,993
Internet Software & Services - 2.4%
Alphabet, Inc. Class A (b)	2,900	3,572,220
comScore, Inc. (b)	67,500	1,275,075
eBay, Inc. (b)	40,200	1,391,322
		6,238,617
IT Services - 1.8%
Amdocs Ltd.	24,900	1,625,472
Cognizant Technology Solutions Corp. Class A	24,300	1,905,849
The Western Union Co.	67,800	1,282,776
		4,814,097
Technology Hardware, Storage & Peripherals - 1.4%
Apple, Inc.	16,000	3,642,080

TOTAL INFORMATION TECHNOLOGY		22,299,627

MATERIALS - 4.5%
Chemicals - 3.1%
DowDuPont, Inc.	57,000	3,997,410
LyondellBasell Industries NV Class A	28,200	3,180,396
The Scotts Miracle-Gro Co. Class A	11,300	844,336
		8,022,142
Containers & Packaging - 1.4%
Ball Corp.	45,300	1,897,164
Graphic Packaging Holding Co.	131,800	1,874,196
		3,771,360

TOTAL MATERIALS		11,793,502

REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (b)	63,900	3,118,959
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	67,539	2,157,196
Verizon Communications, Inc.	95,900	5,214,083
		7,371,279
UTILITIES - 2.9%
Electric Utilities - 2.9%
Exelon Corp.	90,000	3,933,900
PPL Corp.	12,300	365,802
Xcel Energy, Inc.	67,200	3,228,960
		7,528,662
TOTAL COMMON STOCKS
(Cost $209,797,510)		254,203,816

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 1.97% (d)	8,689,155	8,690,893
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	2,527,656	2,527,909
TOTAL MONEY MARKET FUNDS
(Cost $11,218,863)		11,218,802
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $221,016,373)		265,422,618
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(4,205,299)
NET ASSETS - 100%		$261,217,319

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$62,717
Fidelity Securities Lending Cash Central Fund	69,238
Total	$131,955

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,682,700	$27,624,543	$2,058,157	$--
Consumer Staples	20,867,874	19,833,028	1,034,846	--
Energy	28,880,030	28,880,030	--	--
Financials	68,508,651	66,623,196	1,885,455	--
Health Care	40,234,556	35,359,472	4,639,484	235,600
Industrials	13,917,976	13,917,976	--	--
Information Technology	22,299,627	22,299,627	--	--
Materials	11,793,502	11,793,502	--	--
Real Estate	3,118,959	3,118,959	--	--
Telecommunication Services	7,371,279	7,371,279	--	--
Utilities	7,528,662	7,528,662	--	--
Money Market Funds	11,218,802	11,218,802	--	--
Total Investments in Securities:	$265,422,618	$255,569,076	$9,617,942	$235,600

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

August 31, 2018

AGAI-QTLY-1018
1.805763.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 0.1%
Gentex Corp.	20,100	$470
Automobiles - 0.1%
General Motors Co.	23,400	844
Hotels, Restaurants & Leisure - 0.5%
Cedar Fair LP (depositary unit)	4,200	223
Dunkin' Brands Group, Inc.	34,300	2,500
Starbucks Corp.	2,400	128
		2,851
Media - 5.1%
Comcast Corp. Class A	478,658	17,706
Interpublic Group of Companies, Inc.	145,100	3,388
Omnicom Group, Inc.	17,200	1,192
The Walt Disney Co.	59,100	6,620
Viacom, Inc. Class B (non-vtg.)	11,900	348
Vivendi SA	52,800	1,370
		30,624
Multiline Retail - 0.2%
Target Corp.	16,799	1,470
Specialty Retail - 2.7%
L Brands, Inc.	64,200	1,697
Lowe's Companies, Inc.	64,357	6,999
Ross Stores, Inc.	25,800	2,471
TJX Companies, Inc. (a)	44,320	4,874
		16,041

TOTAL CONSUMER DISCRETIONARY		52,300

CONSUMER STAPLES - 7.7%
Beverages - 1.3%
The Coca-Cola Co.	170,984	7,621
Food & Staples Retailing - 1.4%
Walgreens Boots Alliance, Inc.	11,500	788
Walmart, Inc.	83,700	8,023
		8,811
Food Products - 0.3%
The Hershey Co.	20,800	2,091
Household Products - 1.7%
Kimberly-Clark Corp.	17,200	1,987
Procter & Gamble Co.	87,435	7,253
Spectrum Brands Holdings, Inc.	11,000	955
		10,195
Tobacco - 3.0%
Altria Group, Inc.	216,220	12,653
British American Tobacco PLC sponsored ADR	109,700	5,307
		17,960

TOTAL CONSUMER STAPLES		46,678

ENERGY - 13.1%
Energy Equipment & Services - 1.4%
Baker Hughes, a GE Co. Class A	92,500	3,050
Nabors Industries Ltd.	63,800	394
National Oilwell Varco, Inc.	46,000	2,165
Oceaneering International, Inc.	60,900	1,722
Schlumberger Ltd.	17,800	1,124
		8,455
Oil, Gas & Consumable Fuels - 11.7%
BP PLC sponsored ADR	134,988	5,788
Cabot Oil & Gas Corp.	91,700	2,185
Cenovus Energy, Inc.	3,000	28
Cenovus Energy, Inc. (Canada)	720,900	6,684
Chevron Corp.	104,563	12,387
Enterprise Products Partners LP	30,100	861
Equinor ASA sponsored ADR (b)	116,800	3,010
Exxon Mobil Corp.	232,900	18,672
Golar LNG Ltd.	46,407	1,186
Imperial Oil Ltd. (b)	74,900	2,334
Kosmos Energy Ltd. (c)	110,018	995
Legacy Reserves LP (c)	86,500	466
Suncor Energy, Inc.	286,590	11,797
Teekay LNG Partners LP	39,500	622
The Williams Companies, Inc.	119,846	3,546
		70,561

TOTAL ENERGY		79,016

FINANCIALS - 20.1%
Banks - 13.4%
Bank of America Corp.	634,042	19,611
BNP Paribas SA	3,000	176
Citigroup, Inc. (a)	199,627	14,221
First Hawaiian, Inc.	20,900	606
JPMorgan Chase & Co.	137,443	15,748
M&T Bank Corp.	1,000	177
PNC Financial Services Group, Inc.	35,616	5,112
SunTrust Banks, Inc. (a)	83,935	6,174
U.S. Bancorp	102,730	5,559
Wells Fargo & Co.	229,850	13,442
		80,826
Capital Markets - 5.4%
Apollo Global Management LLC Class A (a)	30,400	1,050
Brookfield Asset Management, Inc.	4,200	180
Charles Schwab Corp. (a)	56,513	2,870
KKR & Co. LP	162,513	4,238
Morgan Stanley	78,530	3,835
Northern Trust Corp.	71,637	7,698
Oaktree Capital Group LLC Class A	29,400	1,195
S&P Global, Inc.	11,500	2,381
State Street Corp.	108,270	9,410
		32,857
Insurance - 1.0%
Chubb Ltd.	6,900	933
Marsh & McLennan Companies, Inc.	23,666	2,003
MetLife, Inc.	56,200	2,579
The Travelers Companies, Inc.	5,200	684
		6,199
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	75,790	1,541

TOTAL FINANCIALS		121,423

HEALTH CARE - 13.9%
Biotechnology - 1.7%
Alexion Pharmaceuticals, Inc. (c)	31,400	3,838
Amgen, Inc.	23,306	4,657
Intercept Pharmaceuticals, Inc. (c)	15,095	1,688
		10,183
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	1,500	393
Boston Scientific Corp. (c)	29,200	1,038
Danaher Corp.	20,800	2,154
Fisher & Paykel Healthcare Corp.	29,300	318
ResMed, Inc.	4,200	468
Steris PLC	4,800	549
Zimmer Biomet Holdings, Inc.	4,590	567
		5,487
Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	42,000	3,779
Anthem, Inc.	14,000	3,706
Cardinal Health, Inc.	76,600	3,998
Cigna Corp.	18,900	3,560
CVS Health Corp.	139,451	10,492
Fresenius Medical Care AG & Co. KGaA sponsored ADR	15,400	778
HCA Holdings, Inc.	4,100	550
Humana, Inc.	4,400	1,466
McKesson Corp.	31,533	4,060
Patterson Companies, Inc.	66,300	1,495
UnitedHealth Group, Inc.	10,700	2,873
		36,757
Pharmaceuticals - 5.2%
Allergan PLC	4,700	901
AstraZeneca PLC sponsored ADR	61,600	2,362
Bayer AG	34,438	3,214
Eli Lilly & Co.	9,200	972
GlaxoSmithKline PLC sponsored ADR	236,109	9,562
Johnson & Johnson	67,701	9,119
Novartis AG sponsored ADR	5,101	423
Perrigo Co. PLC	10,400	796
Sanofi SA	22,918	1,968
Teva Pharmaceutical Industries Ltd. sponsored ADR	88,074	2,018
		31,335

TOTAL HEALTH CARE		83,762

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.2%
General Dynamics Corp.	13,600	2,630
Meggitt PLC	17,077	119
Rolls-Royce Holdings PLC	99,000	1,290
United Technologies Corp.	68,731	9,052
		13,091
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	19,200	1,845
Expeditors International of Washington, Inc.	6,500	476
United Parcel Service, Inc. Class B	69,779	8,574
		10,895
Commercial Services & Supplies - 0.2%
Healthcare Services Group, Inc. (b)	21,500	886
Ritchie Brothers Auctioneers, Inc. (b)	6,400	244
		1,130
Electrical Equipment - 0.9%
Acuity Brands, Inc.	18,200	2,782
Hubbell, Inc. Class B	15,612	1,973
Rockwell Automation, Inc.	2,300	416
		5,171
Industrial Conglomerates - 1.7%
3M Co.	2,400	506
General Electric Co.	760,993	9,847
		10,353
Machinery - 1.1%
Donaldson Co., Inc.	18,200	921
Flowserve Corp.	69,100	3,601
PACCAR, Inc.	1,700	116
Wabtec Corp.	20,700	2,242
		6,880
Professional Services - 0.2%
Nielsen Holdings PLC	54,300	1,412
Road & Rail - 2.2%
J.B. Hunt Transport Services, Inc.	29,820	3,601
Norfolk Southern Corp.	20,008	3,478
Union Pacific Corp.	40,500	6,100
		13,179
Trading Companies & Distributors - 1.0%
Bunzl PLC	13,079	407
Fastenal Co.	38,400	2,241
Howden Joinery Group PLC	18,000	115
MSC Industrial Direct Co., Inc. Class A	8,900	761
Watsco, Inc.	14,764	2,584
		6,108

TOTAL INDUSTRIALS		68,219

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 1.2%
Cisco Systems, Inc.	144,671	6,911
Electronic Equipment & Components - 0.2%
Avnet, Inc.	10,400	503
Philips Lighting NV (d)	12,618	355
		858
Internet Software & Services - 0.9%
Alphabet, Inc.:
Class A (c)	2,273	2,800
Class C (c)	2,213	2,696
LogMeIn, Inc.	2,000	172
		5,668
IT Services - 3.1%
IBM Corp.	8,800	1,289
MasterCard, Inc. Class A	6,990	1,507
Paychex, Inc.	69,609	5,099
Unisys Corp. (c)	99,692	1,854
Visa, Inc. Class A (a)	61,840	9,084
		18,833
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	5,800	573
Applied Materials, Inc.	27,100	1,166
Qualcomm, Inc.	159,698	10,973
		12,712
Software - 6.4%
Micro Focus International PLC	80,343	1,364
Microsoft Corp. (a)	233,273	26,205
Oracle Corp.	152,984	7,432
SAP SE sponsored ADR	30,700	3,676
		38,677
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	77,173	17,567

TOTAL INFORMATION TECHNOLOGY		101,226

MATERIALS - 2.0%
Chemicals - 1.7%
CF Industries Holdings, Inc.	31,500	1,636
DowDuPont, Inc.	19,300	1,354
LyondellBasell Industries NV Class A	24,000	2,707
Nutrien Ltd.	62,280	3,500
The Scotts Miracle-Gro Co. Class A	11,800	882
		10,079
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (b)	35,200	1,691

TOTAL MATERIALS		11,770

REAL ESTATE - 1.5%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	13,300	1,983
CoreSite Realty Corp.	14,000	1,631
Equinix, Inc.	5,410	2,359
Omega Healthcare Investors, Inc.	12,000	397
Public Storage	7,700	1,637
Sabra Health Care REIT, Inc.	21,600	509
Spirit MTA REIT	8,030	86
Spirit Realty Capital, Inc.	80,300	672
		9,274
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	31,354	1,001
Verizon Communications, Inc.	156,709	8,520
		9,521
UTILITIES - 1.5%
Electric Utilities - 1.4%
Duke Energy Corp.	3,600	292
Exelon Corp.	121,500	5,311
PPL Corp.	60,700	1,805
Southern Co.	19,200	841
		8,249
Multi-Utilities - 0.1%
Sempra Energy	7,400	859

TOTAL UTILITIES		9,108

TOTAL COMMON STOCKS
(Cost $435,527)		592,297

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. Series A, 6.125%	15,800	1,037
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	9,300	432
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	2,400	226

TOTAL CONVERTIBLE PREFERRED STOCKS		1,695

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares)	33,847,830	44
TOTAL PREFERRED STOCKS
(Cost $1,704)		1,739
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $534)	EUR 500	552
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels-0.1%
Utica Shale Drilling Program (non-operating revenue interest) (e)(f)(g)
(Cost $1,470)	1,469,796	775

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 1.97% (h)	7,508,437	7,510
Fidelity Securities Lending Cash Central Fund 1.98% (h)(i)	7,765,631	7,766
TOTAL MONEY MARKET FUNDS
(Cost $15,276)		15,276
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $454,511)		610,639
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(7,249)
NET ASSETS - 100%		$603,390

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Apollo Global Management LLC Class A	Chicago Board Options Exchange	78	$269	$39.00	9/21/18	$0
Charles Schwab Corp.	Chicago Board Options Exchange	113	574	60.00	9/21/18	0
Citigroup, Inc.	Chicago Board Options Exchange	206	1,468	72.50	10/19/18	(33)
Microsoft Corp.	Chicago Board Options Exchange	232	2,606	115.00	10/19/18	(44)
Paychex, Inc.	Bank of America NA	130	952	72.50	9/21/18	(20)
SunTrust Banks, Inc.	Chicago Board Options Exchange	93	684	75.00	10/19/18	(13)
SunTrust Banks, Inc.	Chicago Board Options Exchange	93	684	77.50	10/19/18	(6)
TJX Companies, Inc.	Chicago Board Options Exchange	167	1,836	97.50	10/19/18	(221)
Visa, Inc. Class A	Chicago Board Options Exchange	61	896	145.00	10/19/18	(29)
Visa, Inc. Class A	Chicago Board Options Exchange	61	896	150.00	10/19/18	(13)
TOTAL WRITTEN OPTIONS						$(379)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $9,914,000.

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $907,000 or 0.2% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $775,000 or 0.1% of net assets.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$94
Fidelity Securities Lending Cash Central Fund	62
Total	$156

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$52,300	$52,300	$--	$--
Consumer Staples	46,678	46,678	--	--
Energy	79,016	79,016	--	--
Financials	121,423	121,423	--	--
Health Care	84,799	78,580	6,219	--
Industrials	68,695	68,263	432	--
Information Technology	101,226	99,862	1,364	--
Materials	11,770	11,770	--	--
Real Estate	9,274	9,274	--	--
Telecommunication Services	9,521	9,521	--	--
Utilities	9,334	9,108	226	--
Corporate Bonds	552	--	552	--
Other	775	--	--	775
Money Market Funds	15,276	15,276	--	--
Total Investments in Securities:	$610,639	$601,071	$8,793	$775
Derivative Instruments:
Liabilities
Written Options	$(379)	$(359)	$(20)	$--
Total Liabilities	$(379)	$(359)	$(20)	$--
Total Derivative Instruments:	$(379)	$(359)	$(20)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

August 31, 2018

GO-QTLY-1018
1.805740.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.9%
Automobiles - 1.3%
Tesla, Inc. (a)(b)	160,677	$48,470
Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations, Inc. (a)	259,000	8,459
Hilton Worldwide Holdings, Inc.	32,500	2,523
Marriott International, Inc. Class A	2,500	316
Planet Fitness, Inc. (a)	35,800	1,839
Royal Caribbean Cruises Ltd.	78,800	9,659
U.S. Foods Holding Corp. (a)	519,103	16,918
		39,714
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	45,300	8,679
Roku, Inc. Class A (b)	660,040	39,266
		47,945
Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. (a)	99,100	199,460
Groupon, Inc. (a)	1,891,238	8,076
JD.com, Inc. sponsored ADR (a)	224,200	7,017
Netflix, Inc. (a)	86,200	31,694
The Booking Holdings, Inc. (a)	5,200	10,148
Wayfair LLC Class A (a)	198,965	26,894
		283,289
Media - 2.2%
Charter Communications, Inc. Class A (a)	116,960	36,304
Comcast Corp. Class A	249,200	9,218
Criteo SA sponsored ADR (a)(b)	237,900	5,902
Naspers Ltd. Class N	76,600	17,023
The Walt Disney Co.	106,400	11,919
		80,366
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	210,500	16,947
Specialty Retail - 1.1%
Floor & Decor Holdings, Inc. Class A (a)	136,800	5,029
Home Depot, Inc.	58,400	11,725
Lowe's Companies, Inc.	146,200	15,899
TJX Companies, Inc.	65,200	7,170
Ulta Beauty, Inc. (a)	3,200	832
		40,655
Textiles, Apparel & Luxury Goods - 0.7%
Carbon Black, Inc.	4,900	124
lululemon athletica, Inc. (a)	91,316	14,148
Pinduoduo, Inc. ADR (b)	560,900	10,853
Puma AG	50	27
		25,152

TOTAL CONSUMER DISCRETIONARY		582,538

CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	44,200	9,202
Fever-Tree Drinks PLC	77,717	3,751
Monster Beverage Corp. (a)	88,600	5,395
		18,348
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc.	43,800	1,292
Costco Wholesale Corp.	3,300	769
Performance Food Group Co. (a)	532,050	17,611
Walmart, Inc.	3,700	355
		20,027
Food Products - 0.0%
nLIGHT, Inc. (a)	34,100	1,051
Household Products - 0.0%
MTG Co. Ltd.	4,200	251
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	124,900	7,182
Tobacco - 0.1%
JUUL Labs, Inc. (c)(d)	2,772	497
Philip Morris International, Inc.	42,900	3,341
		3,838

TOTAL CONSUMER STAPLES		50,697

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petronet LNG Ltd.	3,811,810	13,316
Reliance Industries Ltd.	1,956,597	34,215
Teekay LNG Partners LP	214,200	3,374
Whiting Petroleum Corp. (a)	119,200	6,068
		56,973
FINANCIALS - 4.3%
Banks - 0.2%
HDFC Bank Ltd. sponsored ADR	94,211	9,541
Capital Markets - 3.0%
BlackRock, Inc. Class A	58,100	27,833
Cboe Global Markets, Inc.	270,000	27,216
Charles Schwab Corp.	359,500	18,259
Morningstar, Inc.	5,000	712
MSCI, Inc.	13,300	2,397
S&P Global, Inc.	10,800	2,236
TD Ameritrade Holding Corp.	446,800	26,169
Virtu Financial, Inc. Class A	171,700	3,743
		108,565
Consumer Finance - 0.2%
Synchrony Financial	190,800	6,043
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)(b)	198,300	7,569
Thrifts & Mortgage Finance - 0.7%
Lendingtree, Inc. (a)(b)	105,400	26,703

TOTAL FINANCIALS		158,421

HEALTH CARE - 11.4%
Biotechnology - 6.0%
ACADIA Pharmaceuticals, Inc. (a)	75,100	1,068
Acceleron Pharma, Inc. (a)	34,800	1,880
Acorda Therapeutics, Inc. (a)	63,800	1,837
Agios Pharmaceuticals, Inc. (a)	54,400	4,391
Alexion Pharmaceuticals, Inc. (a)	328,800	40,193
Alkermes PLC (a)	89,600	4,018
Alnylam Pharmaceuticals, Inc. (a)	82,212	10,085
AnaptysBio, Inc. (a)	55,800	4,946
Ascendis Pharma A/S sponsored ADR (a)	35,900	2,548
aTyr Pharma, Inc. (a)	124,576	90
BeiGene Ltd.	129,100	1,748
bluebird bio, Inc. (a)	56,600	9,526
Blueprint Medicines Corp. (a)	23,100	1,771
Coherus BioSciences, Inc. (a)	409,894	8,259
Epizyme, Inc. (a)	114,500	1,351
FibroGen, Inc. (a)	80,600	4,929
Five Prime Therapeutics, Inc. (a)	121,500	1,701
Insmed, Inc. (a)	472,679	9,420
Intercept Pharmaceuticals, Inc. (a)	28,035	3,134
Ionis Pharmaceuticals, Inc. (a)	336,453	15,373
La Jolla Pharmaceutical Co. (a)	67,400	1,553
Mirati Therapeutics, Inc. (a)	163,400	9,240
Neurocrine Biosciences, Inc. (a)	172,575	21,218
Opko Health, Inc. (a)	1	0
Prothena Corp. PLC (a)	155,702	2,370
Regeneron Pharmaceuticals, Inc. (a)	17,500	7,118
Rigel Pharmaceuticals, Inc. (a)	498,548	1,700
Sage Therapeutics, Inc. (a)	34,344	5,641
Sarepta Therapeutics, Inc. (a)	102,400	14,135
Sienna Biopharmaceuticals, Inc. (a)(b)	46,400	773
Spark Therapeutics, Inc. (a)	131,700	8,114
TESARO, Inc. (a)(b)	156,700	5,085
Vertex Pharmaceuticals, Inc. (a)	64,490	11,892
Xencor, Inc. (a)	91,000	3,803
		220,910
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	24,800	6,494
Boston Scientific Corp. (a)	1,177,900	41,886
Danaher Corp.	29,500	3,054
Insulet Corp. (a)	108,600	11,324
Intuitive Surgical, Inc. (a)	4,200	2,352
Novocure Ltd. (a)	226,300	10,195
Penumbra, Inc. (a)	14,200	1,972
Wright Medical Group NV (a)	73,400	2,127
		79,404
Health Care Providers & Services - 2.5%
Anthem, Inc.	48,200	12,760
Cigna Corp.	47,000	8,852
G1 Therapeutics, Inc. (a)	83,500	5,067
Humana, Inc.	75,700	25,228
OptiNose, Inc.	39,400	586
UnitedHealth Group, Inc.	148,900	39,974
		92,467
Pharmaceuticals - 0.7%
Akcea Therapeutics, Inc. (a)(b)	257,023	6,788
Nektar Therapeutics (a)	175,000	11,636
TherapeuticsMD, Inc. (a)(b)	323,000	2,093
Theravance Biopharma, Inc. (a)	152,125	4,407
		24,924

TOTAL HEALTH CARE		417,705

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.0%
The Boeing Co.	1,800	617
Air Freight & Logistics - 0.1%
FedEx Corp.	15,100	3,684
Airlines - 1.5%
Alaska Air Group, Inc.	83,200	5,615
JetBlue Airways Corp. (a)	69,800	1,332
Ryanair Holdings PLC sponsored ADR (a)	51,500	5,246
Southwest Airlines Co.	69,200	4,242
Spirit Airlines, Inc. (a)	794,000	37,731
		54,166
Commercial Services & Supplies - 0.2%
HomeServe PLC	194,900	2,625
Tomra Systems ASA	168,100	3,708
		6,333
Electrical Equipment - 0.4%
Sunrun, Inc. (a)	1,115,100	14,630
Machinery - 0.1%
Allison Transmission Holdings, Inc.	69,900	3,471
Aumann AG (e)	98	7
Deere & Co.	4,500	647
		4,125
Professional Services - 0.8%
CoStar Group, Inc. (a)	42,000	18,571
TransUnion Holding Co., Inc.	160,100	12,056
		30,627
Road & Rail - 0.1%
Union Pacific Corp.	22,000	3,314
Trading Companies & Distributors - 1.1%
Bunzl PLC	1,187,200	36,909
Watsco, Inc.	9,000	1,575
		38,484

TOTAL INDUSTRIALS		155,980

INFORMATION TECHNOLOGY - 47.3%
Communications Equipment - 0.7%
Carvana Co. Class A (a)(b)	363,055	23,504
Xiaomi Corp. Class B	153,800	329
		23,833
Electronic Equipment & Components - 0.3%
TTM Technologies, Inc. (a)	471,700	8,821
Internet Software & Services - 16.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	181,500	31,764
Alphabet, Inc.:
Class A (a)	64,065	78,915
Class C (a)	140,575	171,247
ANGI Homeservices, Inc. Class A (a)(b)	547,700	11,863
CarGurus, Inc. Class A	163,300	8,054
DocuSign, Inc. (b)	8,500	531
Dropbox, Inc. Class A (a)	14,700	395
Facebook, Inc. Class A (a)	628,241	110,401
GoDaddy, Inc. (a)	345,449	28,140
IAC/InterActiveCorp (a)	75,500	14,889
MongoDB, Inc. Class A	21,521	1,549
The Trade Desk, Inc. (a)(b)	433,600	61,519
Wix.com Ltd. (a)	598,735	66,519
		585,786
IT Services - 7.6%
Accenture PLC Class A	6,200	1,048
Adyen BV (e)	5,900	4,136
Alliance Data Systems Corp.	191,700	45,736
Cognizant Technology Solutions Corp. Class A	216,792	17,003
Endava PLC ADR (a)	11,600	304
EPAM Systems, Inc. (a)	53,400	7,632
First Data Corp. Class A (a)	15,300	394
FleetCor Technologies, Inc. (a)	23,500	5,023
Global Payments, Inc.	236,900	29,513
Luxoft Holding, Inc. (a)	654,674	30,508
MasterCard, Inc. Class A	202,100	43,565
Netcompany Group A/S	33,500	1,356
PayPal Holdings, Inc. (a)	255,600	23,600
Visa, Inc. Class A	383,000	56,259
Worldpay, Inc. (a)	132,700	12,924
		279,001
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	134,100	13,256
Broadcom, Inc.	161,800	35,439
Marvell Technology Group Ltd.	411,800	8,516
Micron Technology, Inc. (a)	329,700	17,316
NVIDIA Corp.	200,930	56,397
NXP Semiconductors NV (a)	41,600	3,875
ON Semiconductor Corp. (a)	307,900	6,571
Qualcomm, Inc.	186,800	12,835
SMART Global Holdings, Inc. (a)	11,100	366
		154,571
Software - 12.9%
Activision Blizzard, Inc.	337,400	24,327
Adobe Systems, Inc. (a)	178,800	47,116
Autodesk, Inc. (a)	199,100	30,731
Avalara, Inc.	4,380	162
Citrix Systems, Inc. (a)	162,200	18,494
Electronic Arts, Inc. (a)	86,300	9,787
Intuit, Inc.	47,000	10,315
Microsoft Corp.	1,506,900	169,270
Parametric Technology Corp. (a)	208,300	20,818
Red Hat, Inc. (a)	45,730	6,756
Salesforce.com, Inc. (a)	527,900	80,600
ServiceNow, Inc. (a)	147,200	28,904
Take-Two Interactive Software, Inc. (a)	3,100	414
Workday, Inc. Class A (a)	157,500	24,340
Zscaler, Inc. (a)	6,300	270
		472,304
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	901,306	205,163

TOTAL INFORMATION TECHNOLOGY		1,729,479

MATERIALS - 2.4%
Chemicals - 2.4%
DowDuPont, Inc.	191,162	13,406
LG Chemical Ltd.	52,716	17,299
LyondellBasell Industries NV Class A	290,600	32,774
The Chemours Co. LLC	538,700	23,487
		86,966
Containers & Packaging - 0.0%
Ball Corp.	43,900	1,839

TOTAL MATERIALS		88,805

REAL ESTATE - 2.1%
Equity Real Estate Investment Trusts (REITs) - 2.1%
American Tower Corp.	437,000	65,165
Equinix, Inc.	23,600	10,293
		75,458
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	1,019,800	67,348
TOTAL COMMON STOCKS
(Cost $1,818,277)		3,383,404

Convertible Preferred Stocks - 6.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(d)	6,477,300	1,184
CONSUMER STAPLES - 5.2%
Tobacco - 5.2%
JUUL Labs, Inc.:
Series C (a)(c)(d)	1,069,313	191,674
Series D (c)(d)	3,671	658
		192,332
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(d)	282,226	2,647
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(d)	16,438	2,778
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Lyft, Inc. Series I (c)(d)	215,858	10,222
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	218,981	10,680
		20,902
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $23,976)		219,843

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 1.97% (f)	62,660,935	62,673
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	140,713,129	140,727
TOTAL MONEY MARKET FUNDS
(Cost $203,401)		203,400
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $2,045,654)		3,806,647
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(147,535)
NET ASSETS - 100%		$3,659,112

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,340,000 or 6.0% of net assets.

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,143,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Clover Health Series D	6/7/17	$2,647
JUUL Labs, Inc.	11/21/17	$9
JUUL Labs, Inc. Series C	5/22/15	$3,326
JUUL Labs, Inc. Series D	6/25/18	$422
Lyft, Inc. Series I	6/27/18	$10,222
Neutron Holdings, Inc. Series C	7/3/18	$1,184
Space Exploration Technologies Corp. Series I	4/5/18	$2,778
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,397

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$165
Fidelity Securities Lending Cash Central Fund	1,988
Total	$2,153

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$583,722	$582,538	$--	$1,184
Consumer Staples	243,029	43,018	7,182	192,829
Energy	56,973	56,973	--	--
Financials	161,068	158,421	--	2,647
Health Care	417,705	417,705	--	--
Industrials	158,758	155,980	--	2,778
Information Technology	1,750,381	1,729,479	--	20,902
Materials	88,805	88,805	--	--
Real Estate	75,458	75,458	--	--
Telecommunication Services	67,348	67,348	--	--
Money Market Funds	203,400	203,400	--	--
Total Investments in Securities:	$3,806,647	$3,579,125	$7,182	$220,340

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$22,993
Net Realized Gain (Loss) on Investment Securities	460
Net Unrealized Gain (Loss) on Investment Securities	170,205
Cost of Purchases	422
Proceeds of Sales	(1,251)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$192,829
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$170,880
Other Investments in Securities
Beginning Balance	$10,289
Net Realized Gain (Loss) on Investment Securities	52
Net Unrealized Gain (Loss) on Investment Securities	3,071
Cost of Purchases	14,184
Proceeds of Sales	(85)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$27,511
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$3,071

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$220,340	Market approach	Transaction price	$0.18 - $179.25 / $163.67	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

August 31, 2018

LC-QTLY-1018
1.805746.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.1%
Fiat Chrysler Automobiles NV	63,700	$1,089,907
Hotels, Restaurants & Leisure - 0.2%
Drive Shack, Inc. (a)	78,700	487,940
Dunkin' Brands Group, Inc.	25,000	1,822,250
		2,310,190
Household Durables - 0.0%
Mohawk Industries, Inc. (a)	3,500	670,565
Media - 5.4%
Charter Communications, Inc. Class A (a)	10,800	3,352,320
Comcast Corp. Class A	1,053,274	38,960,605
Discovery Communications, Inc. Class A (a)(b)	123,500	3,437,005
Interpublic Group of Companies, Inc.	234,400	5,473,240
Liberty Global PLC Class A (a)	22,900	613,949
Omnicom Group, Inc.	19,400	1,344,808
The Walt Disney Co.	132,900	14,887,458
Viacom, Inc. Class B (non-vtg.)	35,300	1,033,584
Vivendi SA	101,300	2,628,002
		71,730,971
Multiline Retail - 0.3%
Target Corp.	39,340	3,442,250
Specialty Retail - 2.2%
L Brands, Inc.	115,700	3,057,951
Lowe's Companies, Inc.	145,479	15,820,841
Ross Stores, Inc.	7,600	727,928
Sally Beauty Holdings, Inc. (a)	166,700	2,567,180
TJX Companies, Inc.	66,700	7,334,999
		29,508,899

TOTAL CONSUMER DISCRETIONARY		108,752,782

CONSUMER STAPLES - 7.1%
Beverages - 1.1%
The Coca-Cola Co.	339,175	15,117,030
Food & Staples Retailing - 1.5%
Kroger Co.	32,100	1,011,150
Walgreens Boots Alliance, Inc.	24,600	1,686,576
Walmart, Inc.	181,600	17,408,176
		20,105,902
Food Products - 0.3%
The Hershey Co.	38,900	3,910,228
Household Products - 1.4%
Kimberly-Clark Corp.	18,500	2,137,490
Procter & Gamble Co.	193,052	16,013,663
		18,151,153
Tobacco - 2.8%
Altria Group, Inc.	469,600	27,480,992
British American Tobacco PLC sponsored ADR	193,100	9,342,178
		36,823,170

TOTAL CONSUMER STAPLES		94,107,483

ENERGY - 12.9%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	213,800	7,048,986
Ensco PLC Class A	86,850	594,054
National Oilwell Varco, Inc.	131,132	6,172,383
Oceaneering International, Inc.	133,100	3,762,737
Schlumberger Ltd.	34,200	2,160,072
		19,738,232
Oil, Gas & Consumable Fuels - 11.4%
BP PLC sponsored ADR	281,369	12,065,103
Cabot Oil & Gas Corp.	258,000	6,148,140
Cenovus Energy, Inc. (Canada)	1,691,300	15,681,785
Chevron Corp.	201,607	23,882,365
Enterprise Products Partners LP	15,100	431,860
Equinor ASA sponsored ADR (b)	267,200	6,885,744
Exxon Mobil Corp.	515,400	41,319,618
Golar LNG Ltd.	63,300	1,617,948
Hess Corp.	4,900	329,966
Imperial Oil Ltd.	145,100	4,522,005
Kosmos Energy Ltd. (a)	330,336	2,986,237
Legacy Reserves LP (a)	147,100	792,869
Noble Energy, Inc.	14,600	433,912
Suncor Energy, Inc.	635,800	26,172,549
Teekay Offshore Partners LP	239,500	543,665
The Williams Companies, Inc.	255,697	7,566,074
		151,379,840

TOTAL ENERGY		171,118,072

FINANCIALS - 20.6%
Banks - 13.3%
Bank of America Corp.	1,482,289	45,847,199
BNP Paribas SA	6,500	381,620
Citigroup, Inc.	446,597	31,815,570
First Hawaiian, Inc.	21,300	617,487
JPMorgan Chase & Co.	328,168	37,601,489
PNC Financial Services Group, Inc.	70,185	10,074,355
Signature Bank	8,600	995,364
SunTrust Banks, Inc.	169,203	12,446,573
U.S. Bancorp	212,065	11,474,837
Wells Fargo & Co.	441,294	25,806,873
		177,061,367
Capital Markets - 4.9%
Charles Schwab Corp.	161,753	8,215,435
KKR & Co. LP	316,036	8,242,219
Morgan Stanley	230,143	11,237,883
Northern Trust Corp.	149,686	16,085,258
State Street Corp.	254,658	22,132,327
		65,913,122
Diversified Financial Services - 0.5%
KKR Renaissance Co-Invest LP unit (a)(c)	18,300	6,198,188
Insurance - 0.7%
Chubb Ltd.	13,400	1,812,216
MetLife, Inc.	127,000	5,828,030
The Travelers Companies, Inc.	10,600	1,394,960
		9,035,206
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	249,592	3,174,810
Radian Group, Inc.	599,668	12,191,250
		15,366,060

TOTAL FINANCIALS		273,573,943

HEALTH CARE - 15.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	83,905	10,256,547
Alnylam Pharmaceuticals, Inc. (a)	16,000	1,962,720
Amgen, Inc.	49,623	9,915,172
Atara Biotherapeutics, Inc. (a)	39,000	1,597,050
Biogen, Inc. (a)	3,000	1,060,470
Insmed, Inc. (a)	71,164	1,418,299
Intercept Pharmaceuticals, Inc. (a)	68,131	7,617,046
Mirati Therapeutics, Inc. (a)	25,100	1,419,405
Regeneron Pharmaceuticals, Inc. (a)	1,800	732,150
Spark Therapeutics, Inc. (a)	20,500	1,263,005
TESARO, Inc. (a)	6,700	217,415
Trevena, Inc. (a)(b)	238,100	428,580
		37,887,859
Health Care Equipment & Supplies - 2.1%
Boston Scientific Corp. (a)	590,486	20,997,682
Danaher Corp.	45,900	4,752,486
Zimmer Biomet Holdings, Inc.	16,600	2,052,258
		27,802,426
Health Care Providers & Services - 5.5%
AmerisourceBergen Corp.	87,300	7,854,381
Anthem, Inc.	24,095	6,378,669
Cardinal Health, Inc.	169,200	8,830,548
Cigna Corp.	46,200	8,701,308
CVS Health Corp.	274,411	20,646,684
Henry Schein, Inc. (a)	3,400	264,112
Humana, Inc.	9,400	3,132,644
McKesson Corp.	87,396	11,252,235
MEDNAX, Inc. (a)	11,500	544,525
UnitedHealth Group, Inc.	21,700	5,825,582
		73,430,688
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	234,180	702,540
Pharmaceuticals - 5.4%
Allergan PLC	14,429	2,766,184
AstraZeneca PLC sponsored ADR	70,600	2,706,804
Bayer AG	75,826	7,076,415
Eli Lilly & Co.	17,500	1,848,875
GlaxoSmithKline PLC sponsored ADR	499,929	20,247,125
Jazz Pharmaceuticals PLC (a)	47,307	8,085,712
Johnson & Johnson	112,063	15,093,765
Nektar Therapeutics (a)	21,400	1,422,886
Perrigo Co. PLC	7,600	581,476
Sanofi SA	26,191	2,249,109
Teva Pharmaceutical Industries Ltd. sponsored ADR	228,291	5,230,147
TherapeuticsMD, Inc. (a)(b)	748,200	4,848,336
		72,156,834

TOTAL HEALTH CARE		211,980,347

INDUSTRIALS - 10.3%
Aerospace & Defense - 1.8%
General Dynamics Corp.	20,000	3,868,000
The Boeing Co.	563	192,991
United Technologies Corp.	154,182	20,305,769
		24,366,760
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	38,059	3,656,709
FedEx Corp.	10,500	2,561,475
United Parcel Service, Inc. Class B	145,275	17,851,392
		24,069,576
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	42,400	1,131,232
Stericycle, Inc.(a)	23,800	1,468,222
		2,599,454
Electrical Equipment - 0.9%
Acuity Brands, Inc.	42,300	6,465,132
Hubbell, Inc. Class B	21,382	2,701,830
Melrose Industries PLC	996,525	2,879,745
		12,046,707
Industrial Conglomerates - 1.6%
3M Co.	700	147,644
General Electric Co.	1,681,444	21,757,885
		21,905,529
Machinery - 1.1%
Flowserve Corp.	169,900	8,855,188
Wabtec Corp.	50,000	5,416,000
		14,271,188
Professional Services - 0.3%
Acacia Research Corp. (a)	36,900	143,910
IHS Markit Ltd. (a)	61,736	3,395,480
		3,539,390
Road & Rail - 2.6%
CSX Corp.	66,701	4,946,546
Genesee & Wyoming, Inc. Class A (a)	23,100	2,030,259
J.B. Hunt Transport Services, Inc.	66,200	7,993,650
Norfolk Southern Corp.	40,958	7,120,139
Union Pacific Corp.	79,100	11,914,042
		34,004,636
Trading Companies & Distributors - 0.0%
Fastenal Co.	4,600	268,456

TOTAL INDUSTRIALS		137,071,696

INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 1.2%
Cisco Systems, Inc.	333,154	15,914,767
Electronic Equipment & Components - 0.2%
Itron, Inc. (a)	33,600	2,231,040
Internet Software & Services - 1.1%
Alphabet, Inc.:
Class A (a)	6,336	7,804,685
Class C (a)	6,017	7,329,849
		15,134,534
IT Services - 4.1%
FleetCor Technologies, Inc. (a)	7,080	1,513,279
IBM Corp.	10,000	1,464,800
Interxion Holding N.V.(a)	33,000	2,175,690
MasterCard, Inc. Class A	52,300	11,273,788
Paychex, Inc.	147,422	10,798,662
Unisys Corp. (a)	246,787	4,590,238
Visa, Inc. Class A	155,810	22,886,931
		54,703,388
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc.	12,100	1,196,085
Applied Materials, Inc.	62,900	2,705,958
Qualcomm, Inc.	357,550	24,567,261
		28,469,304
Software - 6.8%
Adobe Systems, Inc. (a)	16,910	4,455,954
Autodesk, Inc. (a)	1,481	228,592
Micro Focus International PLC	29,000	492,329
Microsoft Corp.	546,054	61,338,245
Oracle Corp.	265,000	12,873,700
SAP SE sponsored ADR	59,200	7,088,608
Snap, Inc. Class A (a)(b)	87,300	951,570
Ultimate Software Group, Inc. (a)	7,400	2,291,558
		89,720,556
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	162,921	37,085,707

TOTAL INFORMATION TECHNOLOGY		243,259,296

MATERIALS - 2.1%
Chemicals - 1.7%
CF Industries Holdings, Inc.	81,100	4,213,145
Intrepid Potash, Inc. (a)	595,960	2,026,264
LyondellBasell Industries NV Class A	50,500	5,695,390
Nutrien Ltd.	138,960	7,809,446
The Scotts Miracle-Gro Co. Class A	13,300	993,776
W.R. Grace & Co.	25,200	1,780,632
		22,518,653
Metals & Mining - 0.4%
BHP Billiton Ltd. sponsored ADR (b)	42,600	2,046,504
Freeport-McMoRan, Inc.	170,000	2,388,500
Lundin Mining Corp.	293,300	1,397,951
		5,832,955

TOTAL MATERIALS		28,351,608

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	15,200	2,266,624
Equinix, Inc.	8,400	3,663,492
Public Storage	8,500	1,806,930
		7,737,046
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	42,772	1,366,138
Verizon Communications, Inc.	283,394	15,408,132
		16,774,270
UTILITIES - 1.4%
Electric Utilities - 1.4%
Exelon Corp.	237,000	10,359,270
PPL Corp.	69,300	2,060,982
Southern Co.	16,600	726,748
Vistra Energy Corp. (a)	204,316	4,809,599
		17,956,599
Multi-Utilities - 0.0%
Sempra Energy	5,600	650,048

TOTAL UTILITIES		18,606,647

TOTAL COMMON STOCKS
(Cost $945,941,773)		1,311,333,190

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $2,602,997)	54,969	2,602,997

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest)(c)(d)(e)
(Cost $3,301,608)	3,301,608	1,741,268

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.97% (f)	17,381,011	17,384,487
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	15,124,520	15,126,032
TOTAL MONEY MARKET FUNDS
(Cost $32,510,560)		32,510,519
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $984,356,938)		1,348,187,974
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(17,641,471)
NET ASSETS - 100%		$1,330,546,503

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,542,453 or 0.8% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$2,575,783
Lyft, Inc. Series I	6/27/18	$2,602,997
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,301,608

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$88,121
Fidelity Securities Lending Cash Central Fund	147,362
Total	$235,483

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$108,752,782	$108,752,782	$--	$--
Consumer Staples	94,107,483	94,107,483	--	--
Energy	171,118,072	171,118,072	--	--
Financials	273,573,943	267,375,755	6,198,188	--
Health Care	211,980,347	202,654,823	9,325,525	--
Industrials	137,071,696	137,071,696	--	--
Information Technology	245,862,293	242,766,967	492,329	2,602,997
Materials	28,351,608	28,351,608	--	--
Real Estate	7,737,046	7,737,046	--	--
Telecommunication Services	16,774,270	16,774,270	--	--
Utilities	18,606,647	18,606,647	--	--
Other	1,741,268	--	--	1,741,268
Money Market Funds	32,510,519	32,510,519	--	--
Total Investments in Securities:	$1,348,187,974	$1,327,827,668	$16,016,042	$4,344,265

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

August 31, 2018

AXM1-QTLY-1018
1.9860271.104

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc. (a)	57,900	$6,898,206
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	3,400	1,015,104
Hilton Worldwide Holdings, Inc.	58,759	4,560,874
Wingstop, Inc.	43,800	2,932,410
		8,508,388
Household Durables - 0.4%
Panasonic Corp.	337,100	4,015,716
Internet & Direct Marketing Retail - 6.6%
Amazon.com, Inc. (a)	33,600	67,627,056
Media - 0.9%
Charter Communications, Inc. Class A (a)	29,600	9,187,840
China Literature Ltd. (a)(b)	177	1,245
		9,189,085
Specialty Retail - 3.6%
Home Depot, Inc.	155,500	31,219,735
Ross Stores, Inc.	10,700	1,024,846
Ulta Beauty, Inc. (a)	21,000	5,460,000
		37,704,581
Textiles, Apparel & Luxury Goods - 0.9%
Kering SA	1,500	814,847
LVMH Moet Hennessy - Louis Vuitton SA	19,289	6,761,786
Michael Kors Holdings Ltd. (a)	14,900	1,082,038
Pinduoduo, Inc. ADR	8,000	154,800
Puma AG	125	68,484
		8,881,955

TOTAL CONSUMER DISCRETIONARY		142,824,987

CONSUMER STAPLES - 3.8%
Beverages - 1.3%
Constellation Brands, Inc. Class A (sub. vtg.)	19,600	4,080,720
Fever-Tree Drinks PLC	53,182	2,566,927
Kweichow Moutai Co. Ltd. (A Shares)	24,280	2,342,843
Monster Beverage Corp. (a)	41,200	2,508,668
Pernod Ricard SA ADR (c)	70,900	2,231,932
		13,731,090
Food & Staples Retailing - 0.1%
BJ's Wholesale Club Holdings, Inc.	44,000	1,298,000
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	20,300	2,535,064
The Simply Good Foods Co. (a)	75,700	1,362,600
		3,897,664
Household Products - 0.6%
Energizer Holdings, Inc.	86,900	5,525,971
Personal Products - 1.4%
Coty, Inc. Class A	161,200	1,992,432
Estee Lauder Companies, Inc. Class A	41,800	5,857,016
Unilever NV (NY Reg.)	118,200	6,794,136
		14,643,584

TOTAL CONSUMER STAPLES		39,096,309

ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Computer Modelling Group Ltd.	166,300	1,111,215
Oil, Gas & Consumable Fuels - 2.4%
Cheniere Energy, Inc. (a)	279,300	18,693,549
Reliance Industries Ltd.	352,016	6,155,632
		24,849,181

TOTAL ENERGY		25,960,396

FINANCIALS - 9.6%
Banks - 3.8%
First Republic Bank	74,800	7,598,932
HDFC Bank Ltd.	20,604	601,380
HDFC Bank Ltd. sponsored ADR	23,600	2,389,972
Huntington Bancshares, Inc.	353,700	5,733,477
JPMorgan Chase & Co.	127,100	14,563,118
M&T Bank Corp.	43,500	7,706,025
Metro Bank PLC (a)	16,900	609,975
		39,202,879
Capital Markets - 5.8%
Cboe Global Markets, Inc.	8,352	841,882
Charles Schwab Corp.	520,100	26,415,879
CME Group, Inc.	112,138	19,593,873
JMP Group, Inc.	50,300	266,087
MSCI, Inc.	41,300	7,444,738
The Blackstone Group LP	143,300	5,289,203
		59,851,662

TOTAL FINANCIALS		99,054,541

HEALTH CARE - 11.7%
Biotechnology - 2.8%
AC Immune SA (a)	69,200	642,868
Acceleron Pharma, Inc. (a)	7,797	421,194
Affimed NV (a)	95,180	518,731
Biogen, Inc. (a)	31,100	10,993,539
Calyxt, Inc. (a)	53,501	905,772
Cytokinetics, Inc. (a)	74,712	590,225
Insmed, Inc. (a)	247,075	4,924,205
Prothena Corp. PLC (a)	50,400	767,088
Rubius Therapeutics, Inc.	9,783	245,749
Vertex Pharmaceuticals, Inc. (a)	48,067	8,863,555
		28,872,926
Health Care Equipment & Supplies - 5.2%
Becton, Dickinson & Co.	67,600	17,702,412
Boston Scientific Corp. (a)	234,400	8,335,264
Danaher Corp.	61,200	6,336,648
Intuitive Surgical, Inc. (a)	32,400	18,144,000
ResMed, Inc.	28,700	3,197,467
		53,715,791
Health Care Providers & Services - 0.9%
National Vision Holdings, Inc.	3,300	146,025
Neuronetics, Inc.	2,200	72,710
UnitedHealth Group, Inc.	33,600	9,020,256
		9,238,991
Health Care Technology - 0.3%
Veeva Systems, Inc. Class A (a)	30,400	3,172,544
Life Sciences Tools & Services - 0.4%
Codexis, Inc. (a)	43,200	743,040
Mettler-Toledo International, Inc. (a)	2,700	1,578,042
Sartorius Stedim Biotech	14,800	1,875,958
		4,197,040
Pharmaceuticals - 2.1%
AstraZeneca PLC sponsored ADR	359,300	13,775,562
Mallinckrodt PLC (a)	94,200	3,246,132
Mylan NV (a)	120,400	4,711,252
		21,732,946

TOTAL HEALTH CARE		120,930,238

INDUSTRIALS - 7.1%
Aerospace & Defense - 0.3%
TransDigm Group, Inc.	9,800	3,430,000
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	119,200	7,665,752
Electrical Equipment - 2.0%
AMETEK, Inc.	100,700	7,749,872
Fortive Corp.	117,450	9,863,451
Nidec Corp.	21,300	3,087,359
		20,700,682
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.	14,700	4,386,039
Machinery - 2.0%
Allison Transmission Holdings, Inc.	240,900	11,963,094
Apergy Corp. (a)	22,500	1,017,450
Gardner Denver Holdings, Inc. (a)	248,100	6,936,876
Rational AG	1,200	956,922
		20,874,342
Professional Services - 1.6%
IHS Markit Ltd. (a)	90,700	4,988,500
Robert Half International, Inc.	53,900	4,213,902
TransUnion Holding Co., Inc.	93,439	7,035,957
		16,238,359

TOTAL INDUSTRIALS		73,295,174

INFORMATION TECHNOLOGY - 44.3%
Electronic Equipment & Components - 0.5%
Cognex Corp.	58,600	3,152,680
Keyence Corp.	1,200	679,219
Zebra Technologies Corp. Class A (a)	8,900	1,528,486
		5,360,385
Internet Software & Services - 13.4%
Alibaba Group Holding Ltd. sponsored ADR (a)	48,900	8,557,989
Alphabet, Inc. Class A (a)	57,700	71,074,855
DocuSign, Inc. (c)	2,700	168,588
Dropbox, Inc. Class A (a)(c)	4,700	126,195
Facebook, Inc. Class A (a)	94,300	16,571,339
GoDaddy, Inc. (a)	96,500	7,860,890
MercadoLibre, Inc.	10,900	3,732,269
NetEase, Inc. ADR	8,000	1,581,680
Shopify, Inc. Class A (a)	23,500	3,418,935
Stamps.com, Inc. (a)	39,800	9,888,310
Tencent Holdings Ltd.	171,600	7,376,599
VeriSign, Inc. (a)	49,600	7,867,056
		138,224,705
IT Services - 7.8%
Adyen BV (b)	2,900	2,033,170
Fidelity National Information Services, Inc.	66,500	7,193,305
Global Payments, Inc.	56,300	7,013,854
MasterCard, Inc. Class A	35,900	7,738,604
PayPal Holdings, Inc. (a)	173,800	16,046,954
Square, Inc. (a)	94,200	8,349,888
Visa, Inc. Class A	218,400	32,080,776
		80,456,551
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	24,500	5,023,725
Broadcom, Inc.	7,300	1,598,919
Cree, Inc. (a)	34,600	1,664,606
Maxim Integrated Products, Inc.	80,614	4,874,729
Monolithic Power Systems, Inc.	19,648	2,944,646
NVIDIA Corp.	21,900	6,146,892
		22,253,517
Software - 15.7%
Activision Blizzard, Inc.	91,200	6,575,520
Adobe Systems, Inc. (a)	107,200	28,248,272
Autodesk, Inc. (a)	43,700	6,745,095
Avalara, Inc.	1,348	49,863
Black Knight, Inc. (a)	98,500	5,259,900
Electronic Arts, Inc. (a)	55,800	6,328,278
Intuit, Inc.	58,600	12,860,942
Microsoft Corp.	599,200	67,308,136
Pluralsight, Inc.	20,600	703,902
Red Hat, Inc. (a)	44,800	6,618,304
Salesforce.com, Inc. (a)	116,100	17,726,148
Splunk, Inc. (a)	28,700	3,677,905
Zscaler, Inc. (a)	1,900	81,301
		162,183,566
Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	212,400	48,348,612

TOTAL INFORMATION TECHNOLOGY		456,827,336

MATERIALS - 3.8%
Chemicals - 3.6%
CF Industries Holdings, Inc.	132,600	6,888,570
DowDuPont, Inc.	187,500	13,149,375
Sherwin-Williams Co.	13,000	5,922,540
The Chemours Co. LLC	103,700	4,521,320
Umicore SA	105,941	5,907,528
		36,389,333
Construction Materials - 0.2%
Eagle Materials, Inc.	22,850	2,109,741

TOTAL MATERIALS		38,499,074

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	115,600	17,238,272
TOTAL COMMON STOCKS
(Cost $625,205,389)		1,013,726,327

Preferred Stocks - 0.2%
Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	3,869	1,133,514
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	38,419	37,074

TOTAL CONVERTIBLE PREFERRED STOCKS		1,170,588

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA sponsored ADR	134,700	1,403,574
TOTAL PREFERRED STOCKS
(Cost $2,743,007)		2,574,162

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.97% (f)	15,223,555	15,226,599
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	952,960	953,055
TOTAL MONEY MARKET FUNDS
(Cost $16,179,654)		16,179,654
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $644,128,050)		1,032,480,143
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,762,063)
NET ASSETS - 100%		$1,030,718,080

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,034,415 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,170,588 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E (Escrow)	8/1/14	$769,617
BioNTech AG Series A	12/29/17	$847,344

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$162,448
Fidelity Securities Lending Cash Central Fund	10,341
Total	$172,789

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$142,824,987	$132,047,485	$10,777,502	$--
Consumer Staples	39,096,309	39,096,309	--	--
Energy	25,960,396	25,960,396	--	--
Financials	100,458,115	99,856,735	601,380	--
Health Care	122,063,752	120,930,238	--	1,133,514
Industrials	73,295,174	73,295,174	--	--
Information Technology	456,864,410	449,450,737	7,376,599	37,074
Materials	38,499,074	38,499,074	--	--
Real Estate	17,238,272	17,238,272	--	--
Money Market Funds	16,179,654	16,179,654	--	--
Total Investments in Securities:	$1,032,480,143	$1,012,554,074	$18,755,481	$1,170,588

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

August 31, 2018

AXS3-QTLY-1018
1.967936.104

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Automobiles - 1.3%
Tesla, Inc. (a)(b)	30,521	$9,206,965
Hotels, Restaurants & Leisure - 1.1%
Hilton Grand Vacations, Inc. (a)	47,000	1,535,020
Hilton Worldwide Holdings, Inc.	6,000	465,720
Marriott International, Inc. Class A	500	63,235
Planet Fitness, Inc. (a)	6,600	339,042
Royal Caribbean Cruises Ltd.	14,600	1,789,668
U.S. Foods Holding Corp. (a)	98,500	3,210,115
		7,402,800
Household Durables - 1.3%
Mohawk Industries, Inc. (a)	8,600	1,647,674
Roku, Inc. Class A (b)	122,800	7,305,372
		8,953,046
Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. (a)	18,000	36,228,780
Groupon, Inc. (a)	350,000	1,494,500
JD.com, Inc. sponsored ADR (a)	41,500	1,298,950
Netflix, Inc. (a)	16,400	6,029,952
The Booking Holdings, Inc. (a)	900	1,756,395
Wayfair LLC Class A (a)	44,400	6,001,548
		52,810,125
Media - 2.2%
Charter Communications, Inc. Class A (a)	21,262	6,599,725
Comcast Corp. Class A	46,100	1,705,239
Criteo SA sponsored ADR (a)(b)	45,200	1,121,412
Liberty Latin America Ltd. Class A (a)	2	39
Naspers Ltd. Class N	14,500	3,222,434
The Walt Disney Co.	19,300	2,161,986
		14,810,835
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	38,200	3,075,482
Specialty Retail - 1.1%
Floor & Decor Holdings, Inc. Class A (a)	26,000	955,760
Home Depot, Inc.	10,600	2,128,162
Lowe's Companies, Inc.	26,500	2,881,875
TJX Companies, Inc.	12,100	1,330,637
Ulta Beauty, Inc. (a)	600	156,000
		7,452,434
Textiles, Apparel & Luxury Goods - 0.7%
Carbon Black, Inc.	1,000	25,330
lululemon athletica, Inc. (a)	19,400	3,005,642
Pinduoduo, Inc. ADR (b)	106,609	2,062,884
Puma AG	8	4,383
		5,098,239

TOTAL CONSUMER DISCRETIONARY		108,809,926

CONSUMER STAPLES - 1.4%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	8,000	1,665,600
Fever-Tree Drinks PLC	14,607	705,034
Monster Beverage Corp. (a)	16,900	1,029,041
		3,399,675
Food & Staples Retailing - 0.6%
BJ's Wholesale Club Holdings, Inc.	8,000	236,000
Costco Wholesale Corp.	600	139,878
Performance Food Group Co. (a)	101,000	3,343,100
Walmart, Inc.	700	67,102
		3,786,080
Food Products - 0.0%
nLIGHT, Inc. (a)	6,200	191,022
Household Products - 0.0%
MTG Co. Ltd.	900	53,785
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	23,100	1,328,282
Tobacco - 0.1%
JUUL Labs, Inc. (c)	709	127,088
Philip Morris International, Inc.	8,200	638,698
		765,786

TOTAL CONSUMER STAPLES		9,524,630

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petronet LNG Ltd.	692,230	2,418,247
Reliance Industries Ltd.	355,326	6,213,514
Teekay LNG Partners LP	39,600	623,700
Whiting Petroleum Corp. (a)	25,500	1,298,205
		10,553,666
FINANCIALS - 4.2%
Banks - 0.2%
HDFC Bank Ltd. sponsored ADR	17,400	1,762,098
Capital Markets - 2.9%
BlackRock, Inc. Class A	10,600	5,078,036
Cboe Global Markets, Inc.	49,000	4,939,200
Charles Schwab Corp.	65,300	3,316,587
Morningstar, Inc.	1,100	156,552
MSCI, Inc.	2,600	468,676
S&P Global, Inc.	2,100	434,805
TD Ameritrade Holding Corp.	81,100	4,750,027
Virtu Financial, Inc. Class A	31,800	693,240
		19,837,123
Consumer Finance - 0.2%
Synchrony Financial	35,300	1,117,951
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)(b)	37,700	1,439,009
Thrifts & Mortgage Finance - 0.7%
Lendingtree, Inc. (a)(b)	20,000	5,067,000

TOTAL FINANCIALS		29,223,181

HEALTH CARE - 11.7%
Biotechnology - 6.2%
ACADIA Pharmaceuticals, Inc. (a)	17,846	253,770
Acceleron Pharma, Inc. (a)	6,400	345,728
Acorda Therapeutics, Inc. (a)	12,907	371,722
Agios Pharmaceuticals, Inc. (a)	8,000	645,760
Alexion Pharmaceuticals, Inc. (a)	59,700	7,297,728
Alkermes PLC (a)	16,561	742,595
Alnylam Pharmaceuticals, Inc. (a)	16,677	2,045,768
AnaptysBio, Inc. (a)	11,000	975,040
Ascendis Pharma A/S sponsored ADR (a)	6,650	472,017
BeiGene Ltd.	26,000	352,133
bluebird bio, Inc. (a)	11,300	1,901,790
Blueprint Medicines Corp. (a)	4,800	368,016
Coherus BioSciences, Inc. (a)	75,900	1,529,385
Epizyme, Inc. (a)	21,200	250,160
FibroGen, Inc. (a)	14,900	911,135
Five Prime Therapeutics, Inc. (a)	25,600	358,400
Insmed, Inc. (a)	89,900	1,791,707
Intercept Pharmaceuticals, Inc. (a)	6,800	760,240
Ionis Pharmaceuticals, Inc. (a)	67,056	3,063,789
La Jolla Pharmaceutical Co. (a)	14,040	323,482
Mirati Therapeutics, Inc. (a)	30,200	1,707,810
Neurocrine Biosciences, Inc. (a)	32,855	4,039,522
Prothena Corp. PLC (a)	28,805	438,412
Regeneron Pharmaceuticals, Inc. (a)	3,192	1,298,346
Rigel Pharmaceuticals, Inc. (a)	181,900	620,279
Sage Therapeutics, Inc. (a)	7,300	1,199,098
Sarepta Therapeutics, Inc. (a)	21,700	2,995,468
Sienna Biopharmaceuticals, Inc. (a)	10,300	171,598
Spark Therapeutics, Inc. (a)	25,400	1,564,894
TESARO, Inc. (a)(b)	29,000	941,050
Vertex Pharmaceuticals, Inc. (a)	11,700	2,157,480
Xencor, Inc. (a)	21,500	898,485
		42,792,807
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	4,600	1,204,602
Boston Scientific Corp. (a)	213,900	7,606,284
Danaher Corp.	5,500	569,470
Insulet Corp. (a)	22,000	2,293,940
Intuitive Surgical, Inc. (a)	800	448,000
Novocure Ltd. (a)	45,600	2,054,280
Penumbra, Inc. (a)	2,700	374,895
Wright Medical Group NV (a)	13,900	402,822
		14,954,293
Health Care Providers & Services - 2.6%
Anthem, Inc.	8,700	2,303,151
Cigna Corp.	8,700	1,638,558
G1 Therapeutics, Inc. (a)	16,800	1,019,424
Humana, Inc.	15,900	5,298,834
OptiNose, Inc.	13,923	207,035
UnitedHealth Group, Inc.	27,000	7,248,420
		17,715,422
Pharmaceuticals - 0.7%
Akcea Therapeutics, Inc. (a)	52,800	1,394,448
Nektar Therapeutics (a)	35,300	2,347,097
TherapeuticsMD, Inc. (a)(b)	68,500	443,880
Theravance Biopharma, Inc. (a)	37,400	1,083,478
		5,268,903

TOTAL HEALTH CARE		80,731,425

INDUSTRIALS - 4.4%
Aerospace & Defense - 0.0%
The Boeing Co.	300	102,837
Air Freight & Logistics - 0.1%
FedEx Corp.	2,800	683,060
Airlines - 1.5%
Alaska Air Group, Inc.	15,800	1,066,342
JetBlue Airways Corp. (a)	13,500	257,580
Ryanair Holdings PLC sponsored ADR (a)	9,800	998,326
Southwest Airlines Co.	12,800	784,640
Spirit Airlines, Inc. (a)	151,100	7,180,272
		10,287,160
Commercial Services & Supplies - 0.2%
HomeServe PLC	37,100	499,741
Tomra Systems ASA	32,400	714,750
		1,214,491
Electrical Equipment - 0.4%
Sunrun, Inc. (a)	238,000	3,122,560
Machinery - 0.1%
Allison Transmission Holdings, Inc.	13,299	660,428
Deere & Co.	1,000	143,800
		804,228
Professional Services - 0.8%
CoStar Group, Inc. (a)	8,000	3,537,280
TransUnion Holding Co., Inc.	29,100	2,191,230
		5,728,510
Road & Rail - 0.1%
Union Pacific Corp.	4,100	617,542
Trading Companies & Distributors - 1.2%
Bunzl PLC	251,800	7,828,178
Watsco, Inc.	1,700	297,483
		8,125,661

TOTAL INDUSTRIALS		30,686,049

INFORMATION TECHNOLOGY - 46.9%
Communications Equipment - 0.6%
Carvana Co. Class A (a)(b)	67,200	4,350,528
Xiaomi Corp. Class B	33,000	70,635
		4,421,163
Electronic Equipment & Components - 0.3%
TTM Technologies, Inc. (a)	91,000	1,701,700
Internet Software & Services - 16.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	34,300	6,002,843
Alphabet, Inc.:
Class A (a)	11,900	14,658,420
Class C (a)	28,300	34,474,777
ANGI Homeservices, Inc. Class A (a)(b)	115,800	2,508,228
CarGurus, Inc. Class A	30,200	1,489,464
DocuSign, Inc. (b)	1,800	112,392
Dropbox, Inc. Class A (a)	3,100	83,235
Facebook, Inc. Class A (a)	114,100	20,050,793
GoDaddy, Inc. (a)	62,700	5,107,542
IAC/InterActiveCorp (a)	13,700	2,701,640
MongoDB, Inc. Class A	5,125	368,795
The Trade Desk, Inc. (a)	82,500	11,705,100
Wix.com Ltd. (a)	111,669	12,406,426
		111,669,655
IT Services - 7.6%
Accenture PLC Class A	1,300	219,791
Adyen BV (d)	2,400	1,682,623
Alliance Data Systems Corp.	35,500	8,469,590
Cognizant Technology Solutions Corp. Class A	41,200	3,231,316
Endava PLC ADR (a)	2,500	65,550
EPAM Systems, Inc. (a)	9,900	1,415,007
First Data Corp. Class A (a)	3,300	84,876
FleetCor Technologies, Inc. (a)	4,300	919,082
Global Payments, Inc.	43,000	5,356,940
Luxoft Holding, Inc. (a)	132,192	6,160,147
MasterCard, Inc. Class A	36,700	7,911,052
Netcompany Group A/S	7,500	303,634
PayPal Holdings, Inc. (a)	46,400	4,284,112
Visa, Inc. Class A	69,600	10,223,544
Worldpay, Inc. (a)	24,100	2,347,099
		52,674,363
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	24,400	2,411,940
Broadcom, Inc.	29,400	6,439,482
Marvell Technology Group Ltd.	76,200	1,575,816
Micron Technology, Inc. (a)	62,800	3,298,256
NVIDIA Corp.	38,200	10,721,976
NXP Semiconductors NV (a)	7,700	717,178
ON Semiconductor Corp. (a)	57,000	1,216,380
Qualcomm, Inc.	35,500	2,439,205
SMART Global Holdings, Inc. (a)	2,300	75,877
		28,896,110
Software - 12.6%
Activision Blizzard, Inc.	61,300	4,419,730
Adobe Systems, Inc. (a)	32,500	8,564,075
Autodesk, Inc. (a)	36,200	5,587,470
Avalara, Inc.	935	34,586
Citrix Systems, Inc. (a)	29,500	3,363,590
Electronic Arts, Inc. (a)	16,300	1,848,583
Intuit, Inc.	8,500	1,865,495
Microsoft Corp.	273,600	30,733,488
Parametric Technology Corp. (a)	39,600	3,957,624
Red Hat, Inc. (a)	8,500	1,255,705
Salesforce.com, Inc. (a)	97,148	14,832,557
ServiceNow, Inc. (a)	27,600	5,419,536
Take-Two Interactive Software, Inc. (a)	600	80,136
Workday, Inc. Class A (a)	29,800	4,605,292
Zscaler, Inc. (a)	1,300	55,627
		86,623,494
Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	163,700	37,263,031

TOTAL INFORMATION TECHNOLOGY		323,249,516

MATERIALS - 2.4%
Chemicals - 2.3%
DowDuPont, Inc.	36,374	2,550,909
LG Chemical Ltd.	9,531	3,127,552
LyondellBasell Industries NV Class A	52,800	5,954,784
The Chemours Co. LLC	97,800	4,264,080
		15,897,325
Containers & Packaging - 0.1%
Ball Corp.	8,100	339,228

TOTAL MATERIALS		16,236,553

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	79,400	11,840,128
Equinix, Inc.	4,300	1,875,359
		13,715,487
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
T-Mobile U.S., Inc. (a)	185,200	12,230,608
TOTAL COMMON STOCKS
(Cost $368,224,541)		634,961,041

Convertible Preferred Stocks - 8.0%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (c)(e)	1,387,600	253,709
CONSUMER STAPLES - 7.1%
Tobacco - 7.1%
JUUL Labs, Inc.:
Series C (a)(c)(e)	273,248	48,979,701
Series D (c)(e)	938	168,137
		49,147,838
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (a)(c)(e)	67,979	637,493
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series I (c)(e)	3,290	556,010
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.7%
Lyft, Inc. Series I (c)(e)	45,994	2,177,995
Uber Technologies, Inc. Series D, 8.00% (a)(c)(e)	55,193	2,691,763
		4,869,758
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $5,439,090)		55,464,808

Money Market Funds - 4.1%
Fidelity Cash Central Fund, 1.97% (f)	860,210	860,382
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	27,287,867	27,290,596
TOTAL MONEY MARKET FUNDS
(Cost $28,150,978)		28,150,978
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $401,814,609)		718,576,827
NET OTHER ASSETS (LIABILITIES) - (4.2)%		(29,114,403)
NET ASSETS - 100%		$689,462,424

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,682,623 or 0.2% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $55,464,811 or 8.0% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Clover Health Series D	6/7/17	$637,493
JUUL Labs, Inc. Series C	5/22/15	$849,801
JUUL Labs, Inc. Series D	6/25/18	$107,870
Lyft, Inc. Series I	6/27/18	$2,177,995
Neutron Holdings, Inc. Series C	7/3/18	$253,709
Space Exploration Technologies Corp. Series I	4/5/18	$556,010
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,416
Fidelity Securities Lending Cash Central Fund	461,216
Total	$488,632

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$109,063,635	$108,809,926	$--	$253,709
Consumer Staples	58,672,468	8,069,260	1,328,282	49,274,926
Energy	10,553,666	10,553,666	--	--
Financials	29,860,674	29,223,181	--	637,493
Health Care	80,731,425	80,731,425	--	--
Industrials	31,242,059	30,686,049	--	556,010
Information Technology	328,119,274	323,249,516	--	4,869,758
Materials	16,236,553	16,236,553	--	--
Real Estate	13,715,487	13,715,487	--	--
Telecommunication Services	12,230,608	12,230,608	--	--
Money Market Funds	28,150,978	28,150,978	--	--
Total Investments in Securities:	$718,576,827	$661,656,649	$1,328,282	$55,591,896

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$5,875,407
Net Realized Gain (Loss) on Investment Securities	117,496
Net Unrealized Gain (Loss) on Investment Securities	43,493,853
Cost of Purchases	107,870
Proceeds of Sales	(319,700)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$49,274,926
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$43,666,002
Other Investments in Securities
Beginning Balance	$2,563,513
Net Realized Gain (Loss) on Investment Securities	12,279
Net Unrealized Gain (Loss) on Investment Securities	773,546
Cost of Purchases	2,987,714
Proceeds of Sales	(20,082)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,316,970
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$773,546

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$55,591,896	Market approach	Transaction price	$0.18 - $179.25 / $164.90	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

August 31, 2018

AXS5-QTLY-1018
1.967947.104

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 2.1%
Dorman Products, Inc. (a)	129,300	$10,470,714
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	65,600	7,815,584
Hotels, Restaurants & Leisure - 4.1%
Hilton Grand Vacations, Inc. (a)	301,656	9,852,085
Marriott Vacations Worldwide Corp.	85,500	10,174,500
		20,026,585
Household Durables - 1.3%
TopBuild Corp. (a)	99,400	6,190,632
Leisure Products - 1.1%
Polaris Industries, Inc.	50,100	5,433,345
Media - 1.0%
The New York Times Co. Class A	215,500	5,021,150
Textiles, Apparel & Luxury Goods - 0.9%
G-III Apparel Group Ltd. (a)	103,500	4,707,180

TOTAL CONSUMER DISCRETIONARY		59,665,190

CONSUMER STAPLES - 5.4%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc.	244,220	7,204,490
Sundrug Co. Ltd.	19,300	693,070
		7,897,560
Food Products - 1.5%
Nomad Foods Ltd. (a)	350,600	7,310,010
Household Products - 2.3%
Spectrum Brands Holdings, Inc.	128,040	11,120,274

TOTAL CONSUMER STAPLES		26,327,844

ENERGY - 2.1%
Energy Equipment & Services - 0.7%
Hess Midstream Partners LP	163,299	3,697,089
Oil, Gas & Consumable Fuels - 1.4%
Alliance Resource Partners LP	139,200	2,797,920
Noble Midstream Partners LP	92,923	4,070,027
		6,867,947

TOTAL ENERGY		10,565,036

FINANCIALS - 14.2%
Banks - 7.5%
Allegiance Bancshares, Inc. (a)	179,797	8,009,956
American National Bankshares, Inc.	600	24,690
Cadence Bancorp Class A	196,900	5,562,425
ConnectOne Bancorp, Inc.	248,576	6,127,398
German American Bancorp, Inc.	22,391	841,678
Home Bancshares, Inc.	288,400	6,751,444
ServisFirst Bancshares, Inc.	209,000	9,007,900
Sierra Bancorp	3,401	100,908
Skandiabanken ASA (b)	67,018	675,283
		37,101,682
Capital Markets - 2.2%
Blucora, Inc. (a)	61,005	2,208,381
LPL Financial	126,400	8,372,736
		10,581,117
Insurance - 2.2%
Enstar Group Ltd. (a)	25,900	5,529,650
Hastings Group Holdings PLC (b)	1,500,264	5,251,547
		10,781,197
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd. (a)	262,200	11,368,992

TOTAL FINANCIALS		69,832,988

HEALTH CARE - 16.3%
Biotechnology - 1.0%
Swedish Orphan Biovitrum AB (a)	155,500	4,954,834
Health Care Equipment & Supplies - 3.3%
Avanos Medical, Inc. (a)	38,800	2,797,480
Interojo Co. Ltd.	6,543	196,520
LivaNova PLC (a)	105,200	13,207,860
		16,201,860
Health Care Providers & Services - 6.8%
Addus HomeCare Corp. (a)	67,742	4,396,456
AMN Healthcare Services, Inc. (a)	171,100	9,975,130
Amplifon SpA	101,155	2,176,886
HealthSouth Corp.	68,100	5,556,279
LHC Group, Inc. (a)	48,824	4,830,158
Premier, Inc. (a)	149,282	6,602,743
		33,537,652
Life Sciences Tools & Services - 3.6%
Charles River Laboratories International, Inc. (a)	58,500	7,225,335
ICON PLC (a)	49,700	7,406,294
PRA Health Sciences, Inc. (a)	29,200	3,083,520
		17,715,149
Pharmaceuticals - 1.6%
Huons Co. Ltd.	8,126	724,183
Korea United Pharm, Inc.	55,775	1,430,179
Supernus Pharmaceuticals, Inc. (a)	126,900	5,621,670
		7,776,032

TOTAL HEALTH CARE		80,185,527

INDUSTRIALS - 20.9%
Aerospace & Defense - 1.5%
Wesco Aircraft Holdings, Inc. (a)	612,500	7,441,875
Building Products - 2.8%
Apogee Enterprises, Inc.	20,000	984,400
Gibraltar Industries, Inc. (a)	127,800	5,802,120
GMS, Inc. (a)	283,700	7,049,945
		13,836,465
Commercial Services & Supplies - 0.5%
Coor Service Management Holding AB (b)	263,300	2,214,045
Construction & Engineering - 0.9%
Argan, Inc.	19,000	756,200
EMCOR Group, Inc.	48,100	3,852,810
		4,609,010
Electrical Equipment - 1.4%
Generac Holdings, Inc. (a)	126,300	7,008,387
Industrial Conglomerates - 1.7%
ITT, Inc.	139,500	8,245,845
Machinery - 5.9%
Cactus, Inc. (a)	112,833	3,856,632
Crane Co.	63,700	5,814,536
Gardner Denver Holdings, Inc. (a)	240,200	6,715,992
Hy-Lok Corp.	91,127	2,005,781
Oshkosh Corp.	79,600	5,592,696
SPX Flow, Inc. (a)	99,400	4,765,236
		28,750,873
Professional Services - 3.6%
Asgn, Inc. (a)	115,400	10,684,886
ICF International, Inc.	86,376	7,052,600
		17,737,486
Trading Companies & Distributors - 2.6%
MSC Industrial Direct Co., Inc. Class A	44,800	3,829,504
Univar, Inc. (a)	318,200	8,852,324
		12,681,828

TOTAL INDUSTRIALS		102,525,814

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.7%
Finisar Corp. (a)	159,100	3,245,640
Electronic Equipment & Components - 5.6%
CDW Corp.	92,800	8,125,568
Control4 Corp. (a)	78,300	2,537,703
ePlus, Inc. (a)	63,513	6,583,122
SYNNEX Corp.	108,413	10,512,809
		27,759,202
Internet Software & Services - 2.5%
Care.com, Inc. (a)	59,000	1,146,370
j2 Global, Inc.	71,400	5,895,498
Stamps.com, Inc. (a)	20,600	5,118,070
		12,159,938
IT Services - 7.2%
Booz Allen Hamilton Holding Corp. Class A	122,900	6,287,564
Conduent, Inc. (a)	770,600	17,862,507
Genpact Ltd.	117,800	3,609,392
Syntel, Inc. (a)	189,000	7,699,860
		35,459,323
Software - 0.8%
Zensar Technologies Ltd.	172,667	4,068,210

TOTAL INFORMATION TECHNOLOGY		82,692,313

MATERIALS - 2.2%
Chemicals - 1.6%
Ferro Corp. (a)	97,200	2,133,540
Platform Specialty Products Corp. (a)	437,600	5,802,576
		7,936,116
Paper & Forest Products - 0.6%
Neenah, Inc.	32,100	2,929,125

TOTAL MATERIALS		10,865,241

REAL ESTATE - 2.8%
Real Estate Management & Development - 2.8%
CBRE Group, Inc. (a)	58,500	2,855,385
Cushman & Wakefield PLC (c)	611,200	10,793,792
		13,649,177
UTILITIES - 1.7%
Gas Utilities - 1.1%
Amerigas Partners LP	45,700	1,789,155
Star Gas Partners LP	387,878	3,708,114
		5,497,269
Multi-Utilities - 0.6%
Telecom Plus PLC	198,900	2,645,684

TOTAL UTILITIES		8,142,953

TOTAL COMMON STOCKS
(Cost $373,094,489)		464,452,083
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.03% 9/20/18 to 11/15/18 (d)
(Cost $1,375,970)	1,380,000	1,376,160
	Shares	Value

Money Market Funds - 6.7%
Fidelity Cash Central Fund, 1.97% (e)	27,075,578	$27,080,994
Fidelity Securities Lending Cash Central Fund 1.98% (e)(f)	6,076,596	6,077,204
TOTAL MONEY MARKET FUNDS
(Cost $33,158,293)		33,158,198
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $407,628,752)		498,986,441
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(7,591,478)
NET ASSETS - 100%		$491,394,963

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	259	Sept. 2018	$22,540,770	$873,197	$873,197

The notional amount of futures purchased as a percentage of Net Assets is 4.6%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,140,875 or 1.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,121,202.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$335,196
Fidelity Securities Lending Cash Central Fund	56,401
Total	$391,597

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$59,665,190	$59,665,190	$--	$--
Consumer Staples	26,327,844	26,327,844	--	--
Energy	10,565,036	10,565,036	--	--
Financials	69,832,988	69,832,988	--	--
Health Care	80,185,527	80,185,527	--	--
Industrials	102,525,814	102,525,814	--	--
Information Technology	82,692,313	82,692,313	--	--
Materials	10,865,241	10,865,241	--	--
Real Estate	13,649,177	13,649,177	--	--
Utilities	8,142,953	8,142,953	--	--
U.S. Government and Government Agency Obligations	1,376,160	--	1,376,160	--
Money Market Funds	33,158,198	33,158,198	--	--
Total Investments in Securities:	$498,986,441	$497,610,281	$1,376,160	$--
Derivative Instruments:
Assets
Futures Contracts	$873,197	$873,197	$--	$--
Total Assets	$873,197	$873,197	$--	$--
Total Derivative Instruments:	$873,197	$873,197	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

August 31, 2018

MC-QTLY-1018
1.805741.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 1.0%
Gentex Corp.	881,000	$20,598
Diversified Consumer Services - 1.9%
Graham Holdings Co.	14,900	8,383
Grand Canyon Education, Inc. (a)	89,800	10,699
H&R Block, Inc.	274,800	7,436
ServiceMaster Global Holdings, Inc. (a)	251,256	15,143
		41,661
Hotels, Restaurants & Leisure - 0.2%
U.S. Foods Holding Corp. (a)	156,800	5,110
Household Durables - 1.3%
iRobot Corp. (a)(b)	54,900	6,231
NVR, Inc. (a)	8,000	21,348
		27,579
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group Series A (a)	238,000	4,948
Leisure Products - 0.5%
Brunswick Corp.	169,700	11,271
Media - 4.7%
AMC Networks, Inc. Class A (a)	105,000	6,595
Cinemark Holdings, Inc.	390,200	14,562
Discovery Communications, Inc. Class A (a)(b)	424,400	11,811
Entercom Communications Corp. Class A (b)	607,200	4,767
GCI Liberty, Inc. (a)	244,640	12,007
Interpublic Group of Companies, Inc.	388,600	9,074
Liberty Broadband Corp. Class A (a)	213,200	17,269
Liberty Media Corp. Liberty Media Class A (a)	259,800	9,088
Omnicom Group, Inc.	133,300	9,240
The Madison Square Garden Co. (a)	24,800	7,488
		101,901
Multiline Retail - 0.8%
Dollar General Corp.	111,000	11,958
Dollar Tree, Inc. (a)	77,300	6,223
		18,181
Specialty Retail - 2.3%
AutoZone, Inc. (a)	16,500	12,654
Foot Locker, Inc.	118,200	5,827
O'Reilly Automotive, Inc. (a)	16,900	5,669
Ross Stores, Inc.	83,200	7,969
Sally Beauty Holdings, Inc. (a)	422,400	6,505
Williams-Sonoma, Inc. (b)	171,300	12,030
		50,654
Textiles, Apparel & Luxury Goods - 0.7%
Carter's, Inc.	82,600	8,750
PVH Corp.	48,800	6,986
		15,736

TOTAL CONSUMER DISCRETIONARY		297,639

CONSUMER STAPLES - 2.8%
Beverages - 0.2%
Coca-Cola European Partners PLC	98,000	4,179
Food Products - 1.3%
Campbell Soup Co.	73,400	2,896
ConAgra Foods, Inc.	89,400	3,285
Ingredion, Inc.	115,800	11,704
Pinnacle Foods, Inc.	79,500	5,280
The J.M. Smucker Co.	37,800	3,908
		27,073
Household Products - 0.9%
Church & Dwight Co., Inc.	64,000	3,621
Energizer Holdings, Inc.	127,300	8,095
Spectrum Brands Holdings, Inc.	87,200	7,573
		19,289
Personal Products - 0.2%
Coty, Inc. Class A	289,100	3,573
Edgewell Personal Care Co. (a)	22,500	1,271
		4,844
Tobacco - 0.2%
Universal Corp.	84,500	5,053

TOTAL CONSUMER STAPLES		60,438

ENERGY - 4.8%
Energy Equipment & Services - 1.1%
Dril-Quip, Inc. (a)	148,100	7,797
Ensco PLC Class A	1,296,000	8,865
Nabors Industries Ltd.	1,043,500	6,438
		23,100
Oil, Gas & Consumable Fuels - 3.7%
Cimarex Energy Co.	82,100	6,936
Energen Corp. (a)	264,400	20,504
HollyFrontier Corp.	135,900	10,127
PBF Energy, Inc. Class A	188,800	9,802
PDC Energy, Inc. (a)	125,300	6,602
Whiting Petroleum Corp. (a)	128,500	6,542
WPX Energy, Inc. (a)	1,105,400	21,080
		81,593

TOTAL ENERGY		104,693

FINANCIALS - 15.9%
Banks - 7.0%
Banco Comercial Portugues SA (Reg.) (a)	21,200,000	6,172
Bank of the Ozarks, Inc.	291,000	11,774
CIT Group, Inc.	150,836	8,181
First Hawaiian, Inc.	250,000	7,248
First Horizon National Corp.	1,753,200	32,294
Huntington Bancshares, Inc.	3,494,106	56,639
Piraeus Bank SA	649,600	1,810
Signature Bank	117,900	13,646
Synovus Financial Corp.	313,227	15,680
		153,444
Capital Markets - 1.7%
E*TRADE Financial Corp. (a)	326,600	19,224
Monex Group, Inc. (b)	575,000	2,738
Oaktree Capital Group LLC Class A	215,000	8,740
Virtu Financial, Inc. Class A	268,170	5,846
		36,548
Consumer Finance - 5.5%
Capital One Financial Corp.	538,400	53,350
OneMain Holdings, Inc. (a)	1,128,414	41,413
SLM Corp. (a)	2,147,962	25,174
		119,937
Insurance - 0.7%
Arthur J. Gallagher & Co.	164,100	11,838
Aspen Insurance Holdings Ltd.	100,000	4,115
		15,953
Thrifts & Mortgage Finance - 1.0%
Essent Group Ltd. (a)	507,700	22,014

TOTAL FINANCIALS		347,896

HEALTH CARE - 10.1%
Biotechnology - 0.9%
Natera, Inc. (a)	300,000	8,292
Sarepta Therapeutics, Inc. (a)	82,000	11,319
		19,611
Health Care Equipment & Supplies - 4.5%
Boston Scientific Corp. (a)	480,000	17,069
Insulet Corp. (a)	140,000	14,598
Integra LifeSciences Holdings Corp. (a)	264,000	15,700
Masimo Corp. (a)	140,000	16,505
Teleflex, Inc.	84,000	20,784
Wright Medical Group NV (a)	475,000	13,766
		98,422
Health Care Providers & Services - 2.9%
Henry Schein, Inc. (a)	140,000	10,875
Molina Healthcare, Inc. (a)	114,000	15,732
Premier, Inc. (a)	170,000	7,519
Wellcare Health Plans, Inc. (a)	97,000	29,349
		63,475
Health Care Technology - 0.5%
Teladoc Health, Inc. (a)(b)	134,000	10,392
Pharmaceuticals - 1.3%
Amneal Pharmaceuticals, Inc. (c)	297,297	6,868
Indivior PLC (a)	1,447,395	5,076
Nektar Therapeutics (a)	100,000	6,649
Perrigo Co. PLC	146,000	11,170
		29,763

TOTAL HEALTH CARE		221,663

INDUSTRIALS - 13.6%
Airlines - 1.3%
American Airlines Group, Inc.	354,691	14,358
JetBlue Airways Corp. (a)	770,900	14,709
		29,067
Building Products - 1.6%
Allegion PLC	78,410	6,839
USG Corp. (a)	658,000	28,360
		35,199
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	168,400	5,342
Stericycle, Inc. (a)	75,500	4,658
		10,000
Construction & Engineering - 2.8%
AECOM (a)	1,211,537	40,756
Arcadis NV	1,118,112	19,831
		60,587
Electrical Equipment - 0.8%
Sensata Technologies, Inc. PLC (a)	341,351	18,075
Machinery - 2.0%
Allison Transmission Holdings, Inc.	458,163	22,752
IDEX Corp.	34,358	5,264
WABCO Holdings, Inc. (a)	125,400	15,434
		43,450
Marine - 1.0%
A.P. Moller - Maersk A/S Series B	13,548	20,997
Professional Services - 1.0%
Nielsen Holdings PLC	873,600	22,714
Road & Rail - 1.3%
CSX Corp.	130,500	9,678
Knight-Swift Transportation Holdings, Inc. Class A	277,500	9,471
Norfolk Southern Corp.	48,700	8,466
		27,615
Trading Companies & Distributors - 1.4%
HD Supply Holdings, Inc. (a)	485,649	22,141
MRC Global, Inc. (a)	418,753	8,630
		30,771

TOTAL INDUSTRIALS		298,475

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.1%
CommScope Holding Co., Inc. (a)	83,200	2,637
Electronic Equipment & Components - 4.4%
Avnet, Inc.	316,000	15,294
Belden, Inc.	162,300	11,802
Cognex Corp.	205,800	11,072
Coherent, Inc. (a)	24,100	4,593
Corning, Inc.	291,400	9,765
Fabrinet	79,900	3,825
Jabil, Inc.	595,400	17,600
Trimble, Inc. (a)	175,300	7,380
TTM Technologies, Inc. (a)	486,300	9,094
Vishay Intertechnology, Inc.	213,900	5,091
		95,516
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (a)	114,800	8,626
SPS Commerce, Inc. (a)	57,100	5,611
Velti PLC (a)(c)(d)	215,084	0
		14,237
IT Services - 3.7%
Alliance Data Systems Corp.	47,400	11,309
Capgemini SA	94,800	12,187
Cognizant Technology Solutions Corp. Class A	146,900	11,521
ExlService Holdings, Inc. (a)	64,400	4,127
Gartner, Inc. (a)	68,900	10,318
Leidos Holdings, Inc.	296,700	20,997
Total System Services, Inc.	99,500	9,665
		80,124
Semiconductors & Semiconductor Equipment - 2.3%
Analog Devices, Inc.	167,400	16,547
Cirrus Logic, Inc. (a)	292,600	12,860
Skyworks Solutions, Inc.	100,000	9,130
Versum Materials, Inc.	295,200	11,746
		50,283
Software - 4.3%
Autodesk, Inc. (a)	41,500	6,406
Check Point Software Technologies Ltd. (a)	76,600	8,900
Citrix Systems, Inc. (a)	54,000	6,157
Constellation Software, Inc.	12,600	9,608
Electronic Arts, Inc. (a)	77,400	8,778
Micro Focus International PLC	409,800	6,957
Monotype Imaging Holdings, Inc.	382,700	7,884
Parametric Technology Corp. (a)	68,900	6,886
Paylocity Holding Corp. (a)	29,600	2,351
Symantec Corp.	389,600	7,854
Ultimate Software Group, Inc. (a)	52,700	16,320
Workday, Inc. Class A (a)	34,000	5,254
		93,355

TOTAL INFORMATION TECHNOLOGY		336,152

MATERIALS - 6.7%
Chemicals - 3.9%
Ashland Global Holdings, Inc.	165,300	13,918
Axalta Coating Systems Ltd. (a)	261,400	7,973
Olin Corp.	443,800	13,638
PPG Industries, Inc.	58,600	6,478
RPM International, Inc.	260,100	17,557
The Chemours Co. LLC	426,000	18,574
W.R. Grace & Co.	91,597	6,472
		84,610
Containers & Packaging - 1.4%
Greif, Inc. Class A	94,900	5,237
Packaging Corp. of America	86,900	9,552
Sonoco Products Co.	304,900	17,087
		31,876
Metals & Mining - 1.4%
Steel Dynamics, Inc.	574,400	26,267
United States Steel Corp.	167,400	4,968
		31,235

TOTAL MATERIALS		147,721

REAL ESTATE - 9.6%
Equity Real Estate Investment Trusts (REITs) - 8.9%
CareTrust (REIT), Inc.	716,200	13,214
CoreSite Realty Corp.	113,300	13,196
Corporate Office Properties Trust (SBI)	603,800	18,585
Corrections Corp. of America	313,496	8,116
DiamondRock Hospitality Co.	779,400	9,322
Douglas Emmett, Inc.	509,400	19,897
Duke Realty Corp.	472,478	13,461
Equity Lifestyle Properties, Inc.	109,300	10,589
Extra Space Storage, Inc.	61,200	5,643
Front Yard Residential Corp. Class B	536,121	6,551
Healthcare Realty Trust, Inc.	531,200	16,446
InfraReit, Inc.	336,614	7,032
Outfront Media, Inc.	445,800	8,858
Potlatch Corp.	167,900	8,110
SBA Communications Corp. Class A (a)	8,028	1,246
Spirit Realty Capital, Inc.	1,569,000	13,133
Taubman Centers, Inc.	104,200	6,732
UDR, Inc.	213,800	8,546
Urban Edge Properties	286,568	6,551
		195,228
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	152,150	7,426
Cushman & Wakefield PLC	66,100	1,167
Howard Hughes Corp. (a)	56,200	7,327
		15,920

TOTAL REAL ESTATE		211,148

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	21,985	1,452
UTILITIES - 4.2%
Electric Utilities - 2.4%
Entergy Corp.	93,800	7,841
Evergy, Inc.	699,130	39,885
PNM Resources, Inc.	140,819	5,485
		53,211
Gas Utilities - 1.4%
AltaGas Ltd. (b)	227,000	4,218
Atmos Energy Corp.	32,940	3,038
National Fuel Gas Co.	137,611	7,642
South Jersey Industries, Inc.	438,600	14,553
		29,451
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	61,700	2,184
Multi-Utilities - 0.3%
Avangrid, Inc.	67,286	3,320
MDU Resources Group, Inc.	100,899	2,814
		6,134

TOTAL UTILITIES		90,980

TOTAL COMMON STOCKS
(Cost $1,773,700)		2,118,257
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.93% to 1.95% 10/11/18 to 10/18/18 (e)
(Cost $2,524)	2,530	2,524
	Shares	Value (000s)

Money Market Funds - 4.8%
Fidelity Cash Central Fund, 1.97% (f)	69,335,530	$69,349
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	36,451,680	36,455
TOTAL MONEY MARKET FUNDS
(Cost $105,802)		105,804
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $1,882,026)		2,226,585
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(37,491)
NET ASSETS - 100%		$2,189,094

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	24	Sept. 2018	$4,909	$86	$86

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,868,000 or 0.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $420,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Amneal Pharmaceuticals, Inc.	5/4/18	$5,426
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$896
Fidelity Securities Lending Cash Central Fund	244
Total	$1,140

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$297,639	$297,639	$--	$--
Consumer Staples	60,438	60,438	--	--
Energy	104,693	104,693	--	--
Financials	347,896	347,896	--	--
Health Care	221,663	221,663	--	--
Industrials	298,475	277,478	20,997	--
Information Technology	336,152	329,195	6,957	0
Materials	147,721	147,721	--	--
Real Estate	211,148	211,148	--	--
Telecommunication Services	1,452	1,452	--	--
Utilities	90,980	90,980	--	--
U.S. Government and Government Agency Obligations	2,524	--	2,524	--
Money Market Funds	105,804	105,804	--	--
Total Investments in Securities:	$2,226,585	$2,196,107	$30,478	$0
Derivative Instruments:
Assets
Futures Contracts	$86	$86	$--	$--
Total Assets	$86	$86	$--	$--
Total Derivative Instruments:	$86	$86	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

August 31, 2018

SO-QTLY-1018
1.805748.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Diversified Consumer Services - 0.6%
Houghton Mifflin Harcourt Co. (a)	931,956	$6,011
Hotels, Restaurants & Leisure - 2.9%
Eldorado Resorts, Inc. (a)	262,400	12,608
U.S. Foods Holding Corp. (a)	487,300	15,881
		28,489
Household Durables - 2.2%
D.R. Horton, Inc.	215,000	9,570
Mohawk Industries, Inc. (a)	62,900	12,051
		21,621
Internet & Direct Marketing Retail - 0.7%
Liberty Interactive Corp. QVC Group Series A (a)	331,300	6,888
Leisure Products - 1.0%
Mattel, Inc. (b)	628,300	9,695
Media - 4.0%
Discovery Communications, Inc. Class A (a)(b)	214,500	5,970
GCI Liberty, Inc. (a)	212,100	10,410
Interpublic Group of Companies, Inc.	339,700	7,932
Liberty Global PLC Class C (a)	300,900	7,790
Sinclair Broadcast Group, Inc. Class A	279,499	8,091
		40,193
Multiline Retail - 1.2%
Dollar Tree, Inc. (a)	146,900	11,827
Specialty Retail - 1.0%
Lowe's Companies, Inc.	90,000	9,788

TOTAL CONSUMER DISCRETIONARY		134,512

CONSUMER STAPLES - 5.3%
Food Products - 1.5%
Darling International, Inc. (a)	769,522	15,221
Household Products - 1.6%
Spectrum Brands Holdings, Inc.	182,700	15,867
Personal Products - 0.8%
Coty, Inc. Class A	625,000	7,725
Tobacco - 1.4%
British American Tobacco PLC (United Kingdom)	291,702	14,106

TOTAL CONSUMER STAPLES		52,919

ENERGY - 8.1%
Energy Equipment & Services - 1.1%
Baker Hughes, a GE Co. Class A	331,500	10,930
Oil, Gas & Consumable Fuels - 7.0%
Anadarko Petroleum Corp.	140,816	9,069
Cheniere Energy, Inc. (a)	161,500	10,809
Encana Corp.	676,100	8,952
GasLog Ltd.	213,694	3,590
Lundin Petroleum AB	350,000	12,159
Noble Energy, Inc.	382,400	11,365
Teekay Corp. (b)	470,490	3,190
Valero Energy Corp.	88,500	10,432
		69,566

TOTAL ENERGY		80,496

FINANCIALS - 18.6%
Banks - 4.2%
U.S. Bancorp	389,084	21,053
Wells Fargo & Co.	360,370	21,074
		42,127
Capital Markets - 7.0%
Ameriprise Financial, Inc.	68,200	9,682
Apollo Global Management LLC Class A	489,150	16,890
Invesco Ltd.	367,800	8,864
State Street Corp.	150,500	13,080
The Blackstone Group LP	568,300	20,976
		69,492
Consumer Finance - 4.3%
OneMain Holdings, Inc. (a)	317,300	11,645
SLM Corp. (a)	798,000	9,353
Synchrony Financial	685,513	21,710
		42,708
Diversified Financial Services - 0.7%
Donnelley Financial Solutions, Inc. (a)	348,800	7,286
Insurance - 2.4%
American International Group, Inc.	182,100	9,682
Chubb Ltd.	101,282	13,697
		23,379

TOTAL FINANCIALS		184,992

HEALTH CARE - 4.8%
Health Care Providers & Services - 2.0%
Cigna Corp.	40,600	7,647
CVS Health Corp.	164,000	12,339
		19,986
Pharmaceuticals - 2.8%
Allergan PLC	45,800	8,780
Jazz Pharmaceuticals PLC (a)	111,200	19,006
		27,786

TOTAL HEALTH CARE		47,772

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.2%
Huntington Ingalls Industries, Inc.	59,300	14,497
United Technologies Corp.	54,600	7,191
		21,688
Airlines - 0.9%
American Airlines Group, Inc.	227,300	9,201
Commercial Services & Supplies - 1.1%
The Brink's Co.	144,200	10,829
Construction & Engineering - 1.4%
AECOM (a)	408,400	13,739
Machinery - 1.0%
WABCO Holdings, Inc. (a)	80,000	9,846
Professional Services - 0.7%
Nielsen Holdings PLC	291,900	7,589
Trading Companies & Distributors - 3.1%
AerCap Holdings NV (a)	232,637	13,253
Fortress Transportation & Infrastructure Investors LLC	275,500	4,987
HD Supply Holdings, Inc. (a)	267,900	12,214
		30,454
Transportation Infrastructure - 0.8%
Macquarie Infrastructure Co. LLC (b)	176,300	8,293

TOTAL INDUSTRIALS		111,639

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 0.9%
CommScope Holding Co., Inc. (a)	289,968	9,189
Electronic Equipment & Components - 1.5%
Avnet, Inc.	157,280	7,612
Dell Technologies, Inc. (a)	80,600	7,751
		15,363
IT Services - 6.2%
Cognizant Technology Solutions Corp. Class A	90,300	7,082
Conduent, Inc. (a)	566,500	13,131
DXC Technology Co.	114,100	10,393
First Data Corp. Class A (a)	582,840	14,991
Leidos Holdings, Inc.	220,900	15,633
		61,230
Semiconductors & Semiconductor Equipment - 2.2%
NXP Semiconductors NV (a)	89,200	8,308
Qualcomm, Inc.	201,500	13,845
		22,153
Software - 0.9%
Micro Focus International PLC	503,300	8,544

TOTAL INFORMATION TECHNOLOGY		116,479

MATERIALS - 7.5%
Chemicals - 5.6%
DowDuPont, Inc.	234,612	16,453
LyondellBasell Industries NV Class A	116,392	13,127
Nutrien Ltd.	262,200	14,735
Westlake Chemical Corp.	118,003	11,160
		55,475
Construction Materials - 0.9%
Eagle Materials, Inc.	98,600	9,104
Containers & Packaging - 1.0%
Crown Holdings, Inc. (a)	235,854	10,097

TOTAL MATERIALS		74,676

REAL ESTATE - 12.3%
Equity Real Estate Investment Trusts (REITs) - 11.2%
American Tower Corp.	157,808	23,532
Douglas Emmett, Inc.	365,800	14,288
Equinix, Inc.	39,300	17,140
Equity Lifestyle Properties, Inc.	181,100	17,545
National Retail Properties, Inc.	405,300	18,680
Public Storage	93,600	19,897
		111,082
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	225,300	10,997

TOTAL REAL ESTATE		122,079

UTILITIES - 6.7%
Electric Utilities - 4.3%
Exelon Corp.	420,900	18,398
PPL Corp.	803,800	23,909
		42,307
Multi-Utilities - 2.4%
Sempra Energy	203,788	23,656

TOTAL UTILITIES		65,963

TOTAL COMMON STOCKS
(Cost $872,418)		991,527

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 1.97% (c)	2,258,824	2,259
Fidelity Securities Lending Cash Central Fund 1.98% (c)(d)	15,024,143	15,026
TOTAL MONEY MARKET FUNDS
(Cost $17,285)		17,285
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $889,703)		1,008,812
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(15,585)
NET ASSETS - 100%		$993,227

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$35
Fidelity Securities Lending Cash Central Fund	367
Total	$402

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$134,512	$134,512	$--	$--
Consumer Staples	52,919	38,813	14,106	--
Energy	80,496	80,496	--	--
Financials	184,992	184,992	--	--
Health Care	47,772	47,772	--	--
Industrials	111,639	111,639	--	--
Information Technology	116,479	107,935	8,544	--
Materials	74,676	74,676	--	--
Real Estate	122,079	122,079	--	--
Utilities	65,963	65,963	--	--
Money Market Funds	17,285	17,285	--	--
Total Investments in Securities:	$1,008,812	$986,162	$22,650	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

August 31, 2018

REHI-QTLY-1018
1.805767.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.7%
	Principal Amount	Value
Diversified Financial Services - 0.2%
American Homes 4 Rent 4.25% 2/15/28	$2,205,000	$2,135,365
Healthcare - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	1,720,000	1,677,000
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	400,000	400,000
Omega Healthcare Investors, Inc. 4.95% 4/1/24	311,000	317,852
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	3,037,500
Senior Housing Properties Trust 6.75% 4/15/20	3,000,000	3,093,490

TOTAL HEALTHCARE		8,525,842

Homebuilders/Real Estate - 1.2%
DDR Corp.:
4.625% 7/15/22	288,000	296,088
4.7% 6/1/27	3,354,000	3,397,417
Howard Hughes Corp. 5.375% 3/15/25 (a)	3,255,000	3,214,313
iStar Financial, Inc. 6% 4/1/22	3,075,000	3,101,906
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (a)	1,170,000	1,175,850
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22	1,000,000	1,021,261

TOTAL HOMEBUILDERS/REAL ESTATE		12,206,835

Hotels - 1.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (a)	4,250,000	4,117,188
Host Hotels & Resorts LP 4.75% 3/1/23	890,000	912,948
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23	2,300,000	2,299,310
Times Square Hotel Trust 8.528% 8/1/26 (a)	6,606,929	7,625,758

TOTAL HOTELS		14,955,204

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (a)	720,000	646,200
TOTAL NONCONVERTIBLE BONDS
(Cost $37,944,646)		38,469,446

Asset-Backed Securities - 5.1%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (a)	672,000	738,536
Series 2014-SFR3 Class E, 6.418% 12/17/36 (a)	1,864,000	2,071,710
Series 2015-SFR1 Class E, 5.639% 4/17/52 (a)	2,557,223	2,726,494
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (a)	4,476,000	4,937,397
Class XS, 0% 10/17/45 (a)(b)(c)(d)	3,204,882	32
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.1484% 6/26/34 (a)(b)(e)	73,793	136,677
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.5774% 3/20/50 (a)(b)(d)(e)	750,000	75
Class E, 1 month U.S. LIBOR + 2.100% 4.1774% 3/20/50 (a)(b)(d)(e)	3,000,000	300
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 6.0289% 1/28/40 (a)(b)(d)(e)	3,068,832	307
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.71% 7/17/34 (a)(b)(e)	927,000	935,890
Class F, 1 month U.S. LIBOR + 3.539% 5.599% 7/17/34 (a)(b)(e)	1,347,000	1,355,875
Home Partners of America Trust Series 2018-1 Class F, 1 month U.S. LIBOR + 2.350% 4.41% 7/17/37 (a)(b)(e)	2,455,000	2,473,331
Invitation Homes Trust:
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 4.31% 12/17/36 (a)(b)(e)	2,064,000	2,085,090
Class F, 1 month U.S. LIBOR + 3.000% 5.06% 12/17/36 (a)(b)(e)	1,743,000	1,765,473
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 2.500% 4.56% 3/17/37 (a)(b)(e)	2,499,000	2,512,982
Series 2018-SFR2 Class F, 1 month U.S. LIBOR + 2.250% 4.3127% 6/17/37 (a)(b)(e)	4,421,000	4,426,122
Merit Securities Corp. Series 13 Class M1, 7.9324% 12/28/33 (b)	1,580,441	1,625,576
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (a)	714,000	740,913
Series 2016-SFR1 Class F, 1 month U.S. LIBOR + 5.000% 7.06% 9/17/33 (a)(b)(e)	924,000	926,531
Series 2017-SFR1 Class F, 5.35% 8/17/34 (a)	650,000	663,130
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (a)(e)	977,000	981,735
Series 2018-SFR1 Class F, 4.778% 3/17/35 (a)	2,713,000	2,717,456
Series 2018-SFR2 Class F, 4.953% 8/17/35 (a)	1,500,000	1,505,222
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 5.6379% 12/25/33	256,832	171,128
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.6627% 1/17/35 (a)(b)(e)	2,643,000	2,658,660
Class F, 1 month U.S. LIBOR + 3.400% 5.4627% 1/17/35 (a)(b)(e)	3,524,000	3,551,399
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 4.9905% 2/5/36 (a)(b)(d)(e)	2,883,135	216
Class E, 3 month U.S. LIBOR + 4.500% 6.8405% 2/5/36 (a)(b)(d)(e)	962,552	70
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.8405% 12/5/36 (a)(b)(d)(e)	5,482,022	411
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (a)	4,452,000	4,519,733
Series 2017-SFR2 Class F, 5.104% 1/17/36 (a)	746,000	757,772
Series 2018-SFR1 Class F, 4.96% 5/17/37 (a)	1,000,000	1,006,149
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (a)	2,985,000	3,066,198
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48 (a)	2,571,000	2,580,566
TOTAL ASSET-BACKED SECURITIES
(Cost $62,606,524)		53,639,156

Collateralized Mortgage Obligations - 1.1%
Private Sponsor - 1.1%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 5.7401% 2/25/43 (a)(b)(d)	442,260	9,711
Class 2B5, 5.7401% 2/25/43 (a)(b)	25,219	449
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17 (d)	42,892	41,345
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5422% 12/25/46 (a)(b)	6,045,000	6,205,274
Series 2010-K7 Class B, 5.6859% 4/25/20 (a)(b)	5,000,000	5,162,248
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 14.0134% 6/10/35 (a)(b)(e)	83,610	46,178
RESIX Finance Ltd. floater Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 6.3134% 2/10/36 (a)(b)(d)(e)	10,583	140

TOTAL PRIVATE SPONSOR		11,465,345

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.8693% 2/25/42 (a)(b)	50,180	18,149
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 4.0998% 1/25/42 (a)(b)	11,392	147
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.8916% 6/25/43 (b)(d)(f)	171,266	61,399
Class 2B5, 3.8916% 6/25/43 (b)(d)(f)	5,123	24

TOTAL U.S. GOVERNMENT AGENCY		79,719

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,149,083)		11,545,064

Commercial Mortgage Securities - 79.7%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 2.827% 4.8897% 9/15/34 (a)(b)(e)	4,423,000	4,406,355
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (a)	1,230,000	1,309,557
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29	4,476,925	4,473,748
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (a)(b)	3,308,000	3,361,393
BAMLL Trust Series 2015-200P Class F, 3.7157% 4/14/33 (a)(b)	3,107,000	2,909,154
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (a)	5,301,000	4,463,070
Series 2017-BNK6 Class D, 3.1% 7/15/60 (a)	3,113,000	2,539,428
Series 2017-BNK8 Class D, 2.6% 11/15/50 (a)	3,717,000	2,864,030
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (a)	2,642,000	2,169,880
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class C, 4.5073% 9/15/48 (b)	1,826,000	1,790,407
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (a)(b)	7,899,000	7,600,979
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.7292% 8/14/36 (a)(b)	2,100,000	1,980,305
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 2.0042% 10/25/22 (a)(b)	15,109	14,614
BX Commercial Mortgage Trust floater Series 2018-BIOA Class F, 1 month U.S. LIBOR + 2.471% 4.5337% 3/15/37 (a)(b)(e)	2,163,000	2,169,760
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 6.3127% 10/15/32 (a)(b)(e)	4,789,000	4,818,954
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.6712% 4/10/29 (a)(b)	3,478,000	3,493,904
CD Mortgage Trust Series 2017-CD3:
Class C, 4.714% 2/10/50 (b)	5,600,000	5,695,959
Class D, 3.25% 2/10/50 (a)	4,889,000	4,156,329
CG-CCRE Commercial Mortgage Trust Series 2014-FL1:
Class YTC1, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (a)(b)(e)	2,069,872	2,021,274
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (a)(b)(e)	2,069,872	2,014,859
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.5517% 6/15/31 (a)(b)(e)	744,166	721,338
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.9121% 4/10/28 (a)(b)	683,000	678,883
Class F, 3.9121% 4/10/28 (a)(b)	3,987,000	3,951,437
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (a)(b)	4,885,000	4,721,901
Series 2013-GC15 Class D, 5.33% 9/10/46 (a)(b)	8,792,000	8,707,064
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.350% 6.4127% 7/15/27 (a)(b)(e)	3,568,000	3,590,177
Series 2016-C3 Class D, 3% 11/15/49 (a)	5,297,000	4,197,927
Series 2016-SMPL Class E, 4.509% 9/10/31 (a)	4,422,000	4,417,077
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 5.2211% 8/13/27 (a)(b)(e)	3,339,000	3,363,156
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	5,250,000	4,157,141
Series 2012-CR1:
Class C, 5.4982% 5/15/45 (b)	2,060,000	2,128,531
Class D, 5.4982% 5/15/45 (a)(b)	6,994,000	7,006,622
Class G, 2.462% 5/15/45 (a)	2,788,000	2,045,962
Series 2012-CR5 Class D, 4.4639% 12/10/45 (a)(b)	1,550,000	1,500,142
Series 2012-LC4 Class D, 5.7771% 12/10/44 (a)(b)	7,914,000	7,252,809
Series 2013-CCRE6 Class E, 4.2226% 3/10/46 (a)(b)	189,000	154,491
Series 2013-CR10:
Class C, 4.9611% 8/10/46 (a)(b)	1,310,000	1,320,377
Class D, 4.9611% 8/10/46 (a)(b)	4,410,000	3,924,747
Series 2013-CR12 Class D, 5.2502% 10/10/46 (a)(b)	7,745,000	6,730,699
Series 2013-CR6 Class F, 4.2226% 3/10/46 (a)(b)	1,727,000	1,161,536
Series 2013-CR9 Class D, 4.3909% 7/10/45 (a)(b)	1,184,000	1,029,328
Series 2013-LC6 Class D, 4.4062% 1/10/46 (a)(b)	6,776,000	6,503,318
Series 2014-CR15 Class D, 4.8838% 2/10/47 (a)(b)	1,273,000	1,271,501
Series 2014-CR17:
Class D, 4.9614% 5/10/47 (a)(b)	5,531,000	5,119,778
Class E, 4.9614% 5/10/47 (a)(b)	662,000	539,422
Series 2014-UBS2 Class D, 5.1817% 3/10/47 (a)(b)	4,146,000	3,597,197
Series 2015-3BP Class F, 3.3464% 2/10/35 (a)(b)	5,288,000	4,840,488
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (a)(b)	1,991,000	1,968,005
Series 2016-CD1 Class D, 2.904% 8/10/49 (a)(b)	2,782,000	2,282,301
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	3,882,000	3,263,718
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (a)	1,376,000	1,147,527
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (a)	755,007	756,764
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1643% 11/10/49 (b)	1,500,000	1,471,284
Class D, 2.9143% 11/10/49 (b)	2,017,000	1,643,448
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.9926% 8/15/45 (a)(b)	6,370,000	6,115,631
Class F, 4.25% 8/15/45 (a)	7,900,000	6,615,875
Series 2014-CR2 Class G, 4.25% 8/15/45 (a)	1,868,000	1,242,241
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (a)(b)	3,107,000	2,989,637
Series 2015-TEXW Class F, 3.977% 2/10/34 (a)(b)	2,080,000	2,024,396
Series 2015-WEST Class F, 4.3677% 2/10/37 (a)(b)	6,476,000	6,258,059
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (a)	2,412,509	1,648,950
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (a)	4,685,000	4,199,960
Series 2017-CX10 Class UESD, 4.3778% 10/15/32 (a)(b)	2,270,000	2,197,090
Series 2017-CX9 Class D, 4.2971% 9/15/50 (a)(b)	1,938,000	1,705,341
Series 2018-CX11 Class C, 4.9533% 4/15/51 (b)	2,835,000	2,874,747
CSMC Trust:
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 9.3127% 11/15/33 (a)(b)(e)	4,003,000	4,039,527
Series 2017-MOON Class E, 3.303% 7/10/34 (a)(b)	1,534,000	1,465,622
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (a)(b)	1,000,000	983,897
Class E, 5.099% 1/10/34 (a)(b)	5,120,000	4,903,292
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.8843% 11/10/46 (a)(b)	8,929,000	9,254,979
Class F, 5.8843% 11/10/46 (a)(b)	8,755,000	8,860,703
Class G, 4.652% 11/10/46 (a)	9,378,000	8,482,206
Series 2011-LC3A Class D, 5.5156% 8/10/44 (a)(b)	4,111,000	4,229,870
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6344% 8/10/49 (b)	2,200,000	2,084,749
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9096% 1/25/43 (b)(c)	5,370,000	340,779
Series KAIV Class X2, 3.6147% 6/25/41 (b)(c)	2,780,000	250,466
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3734% 9/25/45 (a)(b)	4,544,000	4,700,284
Series 2011-K10 Class B, 4.7807% 11/25/49 (a)(b)	2,500,000	2,568,570
Series 2011-K11 Class B, 4.5653% 12/25/48 (a)(b)	3,190,000	3,268,706
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/34 (a)(b)	5,500,000	5,449,556
Class FFX, 3.4949% 12/15/34 (a)(b)	5,816,000	5,732,712
Class GFX, 3.4949% 12/15/34 (a)(b)	12,671,000	12,443,236
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29	598,507	576,486
Series 1997-C2 Class H, 6.75% 4/15/29 (b)	5,817,374	4,654,252
Series 1999-C2I Class K, 6.481% 9/15/33	7,875,000	7,851,442
GPMT Ltd. floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.950% 5.0194% 11/21/35 (a)(b)(e)	1,473,000	1,480,365
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (a)(b)	6,154,000	6,062,025
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.1965% 8/10/43 (a)(b)	2,450,000	2,481,628
Class F, 4% 8/10/43 (a)	1,431,000	1,096,064
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3545% 12/10/43 (a)(b)	4,100,000	4,172,078
Series 2011-GC3 Class D, 5.8254% 3/10/44 (a)(b)	1,239,000	1,261,235
Series 2011-GC5:
Class C, 5.5579% 8/10/44 (a)(b)	5,010,000	5,190,844
Class D, 5.5579% 8/10/44 (a)(b)	8,012,000	7,831,782
Class E, 5.5579% 8/10/44 (a)(b)	2,919,000	2,428,972
Class F, 4.5% 8/10/44 (a)	5,172,000	2,868,071
Series 2012-GC6:
Class D, 5.8402% 1/10/45 (a)(b)	4,461,000	4,426,952
Class E, 5% 1/10/45 (a)(b)	1,822,000	1,580,545
Series 2012-GC6I Class F, 5% 1/10/45 (b)	1,810,000	1,261,266
Series 2012-GCJ7:
Class C, 5.9197% 5/10/45 (b)	5,830,000	6,004,527
Class D, 5.9197% 5/10/45 (a)(b)	10,512,500	10,080,408
Class E, 5% 5/10/45 (a)	6,263,000	4,322,684
Class F, 5% 5/10/45 (a)	8,442,000	2,695,602
Series 2012-GCJ9 Class D, 4.9057% 11/10/45 (a)(b)	5,088,000	4,887,690
Series 2013-GC12 Class D, 4.5873% 6/10/46 (a)(b)	1,043,000	940,622
Series 2013-GC13 Class D, 4.2176% 7/10/46 (a)(b)	6,567,000	6,065,061
Series 2013-GC16:
Class D, 5.5232% 11/10/46 (a)(b)	4,709,000	4,663,846
Class F, 3.5% 11/10/46 (a)	3,037,000	2,232,346
Series 2016-GS2:
Class C, 4.6797% 5/10/49 (b)	2,959,000	3,027,054
Class D, 2.753% 5/10/49 (a)	2,470,050	2,020,834
Series 2016-GS3 Class D, 2.62% 10/10/49 (a)	7,306,000	5,803,586
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (a)	4,683,000	4,801,306
Series 2016-RENT:
Class E, 4.2022% 2/10/29 (a)(b)	8,617,000	8,490,477
Class F, 4.2022% 2/10/29 (a)(b)	6,374,000	6,244,785
Series 2017-GS6 Class D, 3.243% 5/10/50 (a)	4,414,000	3,461,284
Series 2018-GS9 Class D, 3% 3/10/51 (a)	2,962,000	2,345,556
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.3333% 11/5/38 (a)(b)	6,663,000	6,035,944
Series 2016-SFP Class F, 6.1552% 11/5/35 (a)	5,036,000	5,131,550
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 4.2127% 6/15/34 (a)(b)(e)	2,264,000	2,275,363
Class FFL, 1 month U.S. LIBOR + 2.850% 4.9127% 6/15/34 (a)(b)(e)	929,000	935,411
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	2,500,000	2,513,190
Invitation Homes Trust floater Series 2018-SFR3 Class F, 1 month U.S. LIBOR + 2.250% 4.31% 7/17/37 (a)(b)(e)	3,100,000	3,103,627
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	725,000	629,807
Series 2014-C26 Class D, 4.0664% 1/15/48 (a)(b)	2,796,000	2,558,082
Series 2015-C32 Class C, 4.8172% 11/15/48 (b)	8,179,000	8,189,383
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5951% 12/15/49 (a)(b)	2,903,000	2,456,468
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.2224% 12/15/49 (a)(b)	4,642,000	3,880,650
Series 2017-C7 Class D, 3% 10/15/50 (a)	2,177,000	1,754,185
Series 2018-C8 Class D, 3.4039% 6/15/51 (a)(b)	1,406,000	1,126,864
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.6578% 1/12/37 (a)(b)	519,304	531,066
Series 2010-CNTR Class D, 6.3899% 8/5/32 (a)(b)	4,170,000	4,325,721
Series 2012-CBX:
Class D, 5.1909% 6/15/45 (a)(b)	4,050,000	4,038,181
Class E, 5.1909% 6/15/45 (a)(b)	3,815,000	3,497,914
Class F, 4% 6/15/45 (a)	4,494,000	3,459,606
Class G 4% 6/15/45 (a)	4,957,000	2,670,077
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (b)	1,215,000	1,229,288
Series 2005-LDP2 Class F, 5.01% 7/15/42 (b)	572,858	583,517
Series 2011-C3:
Class E, 5.8654% 2/15/46 (a)(b)	3,610,000	3,559,047
Class G, 4.409% 2/15/46 (a)(b)	1,299,000	1,062,296
Class H, 4.409% 2/15/46 (a)(b)	3,147,000	2,329,625
Series 2011-C4:
Class E, 5.7146% 7/15/46 (a)(b)	6,160,000	6,386,050
Class F, 3.873% 7/15/46 (a)	555,000	544,373
Class H, 3.873% 7/15/46 (a)	3,221,000	2,535,126
Class NR, 3.873% 7/15/46 (a)	1,588,500	1,106,403
Series 2011-C5:
Class C, 5.5813% 8/15/46 (a)(b)	3,424,234	3,563,440
Class D, 5.5813% 8/15/46 (a)(b)	2,000,000	1,990,263
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (b)	201,000	197,692
Class D, 4.3052% 4/15/46 (b)	4,395,000	3,837,509
Class E, 3.25% 4/15/46 (a)(b)	104,000	75,955
Class F, 3.25% 4/15/46 (a)(b)	7,077,000	4,326,116
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (a)(b)	3,858,000	3,124,980
Class E, 3.9314% 6/10/27 (a)(b)	4,173,000	3,179,121
Series 2015-UES Class F, 3.7417% 9/5/32 (a)(b)	5,061,000	4,957,942
Series 2018-AON Class F, 4.767% 7/5/31 (a)	2,581,000	2,547,059
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (a)	76,123	71,383
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (a)(b)	5,117,000	4,906,674
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (a)	661,652	693,962
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (a)(b)	2,459,000	2,524,520
Class E, 4.8035% 2/10/36 (a)(b)	2,478,000	2,377,692
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.221% 1/20/41 (a)(b)	1,228,000	1,227,133
Class E, 5.221% 1/20/41 (a)(b)	1,913,000	1,790,065
Mach One Trust LLC Series 2004-1A Class M, 5.45% 5/28/40 (a)(b)	1,406,146	1,387,515
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.7804% 5/12/39 (b)	1,227,447	1,233,761
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (a)	2,000,000	1,924,857
Series 2012-C5 Class E, 4.8424% 8/15/45 (a)(b)	1,067,000	1,063,559
Series 2012-C6 Class D, 4.7264% 11/15/45 (a)(b)	4,361,000	4,394,909
Series 2013-C12 Class D, 4.9062% 10/15/46 (a)(b)	4,798,000	4,556,193
Series 2013-C13:
Class D, 5.0512% 11/15/46 (a)(b)	6,184,000	6,073,979
Class E, 5.0512% 11/15/46 (a)(b)	2,000,000	1,783,434
Series 2013-C7:
Class D, 4.3875% 2/15/46 (a)(b)	5,751,000	5,272,674
Class E, 4.3875% 2/15/46 (a)(b)	1,580,000	1,254,132
Series 2013-C8 Class D, 4.1941% 12/15/48 (a)(b)	2,260,000	2,065,489
Series 2013-C9:
Class C, 4.1766% 5/15/46 (b)	3,784,000	3,696,100
Class D, 4.2646% 5/15/46 (a)(b)	5,331,000	5,018,317
Series 2016-C30:
Class C, 4.2668% 9/15/49 (b)	1,722,000	1,677,860
Class D, 3% 9/15/49 (a)	1,879,000	1,534,739
Series 2016-C31 Class D, 3% 11/15/49 (a)(b)	2,945,000	2,258,540
Series 2016-C32:
Class C, 4.4378% 12/15/49 (b)	2,000,000	1,977,172
Class D, 3.396% 12/15/49 (a)	3,703,000	3,043,619
Series 2017-C33 Class D, 3.356% 5/15/50 (a)	3,520,000	2,858,874
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.6008% 3/15/45 (a)(b)	2,513,000	2,182,995
Series 1997-RR Class F, 7.51% 4/30/39 (a)(b)	108,143	107,274
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)	236,367	201,610
Series 1999-WF1 Class O, 5.91% 11/15/31 (a)	69,945	68,716
Series 2004-IQ7 Class G, 5.2588% 6/15/38 (a)(b)	255,827	255,425
Series 2011-C1:
Class D, 5.5993% 9/15/47 (a)(b)	10,522,000	10,837,459
Class E, 5.5993% 9/15/47 (a)(b)	1,500,000	1,548,652
Series 2011-C2:
Class D, 5.6675% 6/15/44 (a)(b)	7,303,000	7,298,929
Class E, 5.6675% 6/15/44 (a)(b)	4,900,000	4,680,535
Class F, 5.6675% 6/15/44 (a)(b)	3,620,000	3,215,484
Series 2011-C3:
Class D, 5.3257% 7/15/49 (a)(b)	9,693,000	9,998,552
Class E, 5.3257% 7/15/49 (a)(b)	3,134,000	3,138,899
Class F, 5.3257% 7/15/49 (a)(b)	1,181,000	1,141,241
Class G, 5.3257% 7/15/49 (a)(b)	4,040,000	3,526,291
Series 2012-C4 Class D, 5.6008% 3/15/45 (a)(b)	1,950,000	1,863,656
Series 2014-150E:
Class C, 4.4382% 9/9/32 (a)(b)	2,867,000	2,920,125
Class F, 4.4382% 9/9/32 (a)(b)	2,900,000	2,785,415
Series 2014-CPT Class F, 3.5604% 7/13/29 (a)(b)	4,412,000	4,311,095
Series 2015-MS1:
Class C, 4.1648% 5/15/48 (b)	3,074,000	2,962,097
Class D, 4.1648% 5/15/48 (a)(b)	5,162,000	4,610,070
Series 2015-UBS8 Class D, 3.18% 12/15/48 (a)	3,409,000	2,933,621
Series 2016-BNK2 Class C, 3% 11/15/49 (a)	5,410,000	4,498,387
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.6627% 11/15/34 (a)(b)(e)	1,100,000	1,103,128
Series 2018-MP Class E, 4.4185% 7/11/40 (a)	3,000,000	2,751,081
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8556% 7/15/33 (a)(b)	606,167	640,416
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.9892% 8/15/19 (a)(b)(e)	1,630,338	1,646,242
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 6.3127% 8/15/34 (a)(b)(e)	13,064,717	13,154,695
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (a)	7,487,650	7,432,449
Class E, 6.8087% 11/15/34 (a)	2,073,150	1,974,001
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (a)(b)	1,217,000	1,121,721
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (a)	776,960	787,001
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1:
Class WAN1, 1 month U.S. LIBOR + 2.750% 4.822% 6/15/35 (a)(b)(e)	294,000	294,663
Class WAN2, 1 month U.S. LIBOR + 3.750% 5.822% 6/15/35 (a)(b)(e)	250,000	250,555
Series 2018-285M Class F, 3.9168% 11/15/32 (a)(b)	1,092,000	1,028,170
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 4.3127% 11/15/34 (a)(b)(e)	638,000	639,191
Class F, 1 month U.S. LIBOR + 3.000% 5.0627% 11/15/34 (a)(b)(e)	115,000	115,287
Class G, 1 month U.S. LIBOR + 4.000% 6.0627% 11/15/34 (a)(b)(e)	572,000	569,993
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	2,493,308	2,831,899
RETL floater Series 2018-RVP:
Class E, 1 month U.S. LIBOR + 4.500% 6.5627% 3/15/33 (a)(b)(e)	1,843,156	1,868,543
Class F, 1 month U.S. LIBOR + 6.000% 8.0627% 3/15/33 (a)(b)(e)	1,898,450	1,924,601
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 5.3127% 11/15/27 (a)(b)(e)	2,477,000	2,397,740
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4805% 8/15/39 (b)	187,521	188,060
Series 2007-C4 Class F, 5.4805% 8/15/39 (b)	5,345,000	4,960,704
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.76% 2/15/35 (a)(b)(e)	1,120,000	1,127,000
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7288% 5/10/45 (a)(b)	5,491,000	5,448,007
Class E, 5% 5/10/45 (a)(b)	2,294,000	2,008,590
Class F, 5% 5/10/45 (a)(b)	2,982,000	2,135,323
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (a)(b)	1,550,000	1,505,965
Series 2012-WRM Class C, 4.3793% 6/10/30 (a)(b)	1,000,000	967,959
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6615% 11/15/43 (a)(b)(c)	25,717,913	295,200
Series 2012-LC5:
Class D, 4.922% 10/15/45 (a)(b)	7,342,000	7,303,378
Class E, 4.922% 10/15/45 (a)(b)	1,261,000	1,174,537
Series 2013-LC12 Class C, 4.4227% 7/15/46 (b)	3,238,000	3,182,942
Series 2015-NXS4 Class E, 3.7526% 12/15/48 (a)(b)	2,457,000	1,848,444
Series 2016-BNK1 Class D, 3% 8/15/49 (a)	1,832,000	1,508,154
Series 2016-C35 Class D, 3.142% 7/15/48 (a)	6,557,000	5,290,931
Series 2016-LC25 Class C, 4.5835% 12/15/59 (b)	2,200,000	2,135,731
Series 2016-NXS6 Class D, 3.059% 11/15/49 (a)	5,102,000	4,146,123
Series 2017-C38 Class D, 3% 7/15/50 (a)(b)	5,529,000	4,407,979
Series 2017-RB1 Class D, 3.401% 3/15/50 (a)	2,189,000	1,826,456
Series 2018-C43 Class C, 4.514% 3/15/51	1,300,000	1,293,886
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (a)	1,502,600	869,211
Series 2011-C3:
Class C, 5.335% 3/15/44 (a)	2,240,000	2,227,766
Class D, 5.8645% 3/15/44 (a)(b)	3,984,000	3,506,945
Class E, 5% 3/15/44 (a)	1,510,000	732,217
Class F, 5% 3/15/44 (a)	2,907,350	651,827
Series 2011-C4:
Class D, 5.3987% 6/15/44 (a)(b)	1,940,000	1,888,694
Class E, 5.3987% 6/15/44 (a)(b)	1,529,000	1,464,478
Series 2011-C5:
Class C, 5.8592% 11/15/44 (a)(b)	1,670,000	1,747,469
Class D, 5.8592% 11/15/44 (a)(b)	3,575,000	3,642,108
Class E, 5.8592% 11/15/44 (a)(b)	4,450,655	4,455,165
Class F, 5.25% 11/15/44 (a)(b)	4,587,000	4,030,533
Class G, 5.25% 11/15/44 (a)(b)	1,507,150	1,246,044
Series 2012-C6 Class D, 5.7675% 4/15/45 (a)(b)	3,250,000	3,308,355
Series 2012-C7:
Class C, 4.977% 6/15/45 (b)	3,793,000	3,834,660
Class E, 4.977% 6/15/45 (a)(b)	4,374,000	3,500,741
Class F, 4.5% 6/15/45 (a)	1,765,000	1,105,522
Class G, 4.5% 6/15/45 (a)	5,063,750	1,542,968
Series 2012-C8:
Class D, 5.0554% 8/15/45 (a)(b)	1,000,000	977,375
Class E, 5.0554% 8/15/45 (a)(b)	1,400,000	1,347,338
Series 2013-C11:
Class D, 4.412% 3/15/45 (a)(b)	2,240,000	2,157,715
Class E, 4.412% 3/15/45 (a)(b)	6,000,000	5,310,518
Series 2013-C13 Class D, 4.2758% 5/15/45 (a)(b)	1,800,000	1,674,025
Series 2013-C16 Class D, 5.1972% 9/15/46 (a)(b)	801,000	751,037
Series 2013-UBS1 Class D, 4.7688% 3/15/46 (a)(b)	3,168,000	2,942,387
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.720% 5.783% 11/15/29 (a)(b)(e)	4,379,481	4,371,482
Class G, 1 month U.S. LIBOR + 3.020% 5.0827% 11/15/29 (a)(b)(e)	1,867,968	1,842,930
Worldwide Plaza Trust Series 2017-WWP Class F, 3.7154% 11/10/36 (a)(b)	6,117,000	5,356,277
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (a)(b)	1,966,000	1,547,589
Class PR2, 3.6332% 6/5/35 (a)(b)	5,227,000	3,789,659
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $831,304,959)		836,775,162
	Shares	Value

Common Stocks - 0.8%
Homebuilders/Real Estate - 0.8%
DDR Corp.	142,300	1,990,777
Spirit MTA REIT	5,560	59,603
Spirit Realty Capital, Inc.	350,000	2,929,500
Store Capital Corp.	100,000	2,881,000
TOTAL COMMON STOCKS
(Cost $7,268,051)		7,860,880

Preferred Stocks - 2.5%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.4%
Alexandria Real Estate Equities, Inc. Series D, 7.00%	64,000	2,244,813
RLJ Lodging Trust Series A, 1.95%	84,700	2,253,020
		4,497,833
Nonconvertible Preferred Stocks - 2.1%
Diversified Financial Services - 0.4%
American Homes 4 Rent Series D, 6.50%	103,400	2,744,236
Two Harbors Investment Corp. 7.50% (g)	80,500	2,006,865
		4,751,101
Homebuilders/Real Estate - 1.7%
Annaly Capital Management, Inc. Series C, 7.625%	28,000	712,600
Cedar Realty Trust, Inc.:
Series B, 7.25%	5,408	134,695
Series C, 6.50%	95,600	2,184,460
DDR Corp. Series K, 6.25%	90,662	2,234,184
MFA Financial, Inc. Series B, 7.50%	96,700	2,473,586
National Storage Affiliates Trust Series A, 6.00%	45,600	1,144,186
PS Business Parks, Inc. Series W, 5.20%	400	9,720
Public Storage Series F, 5.15%	147,400	3,701,214
Rexford Industrial Realty, Inc. Series B, 5.875%	109,800	2,717,550
Spirit Realty Capital, Inc. Series A, 6.00%	21,568	516,554
Taubman Centers, Inc. Series J, 6.50%	66,277	1,676,808
		17,505,557

TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,256,658

TOTAL PREFERRED STOCKS
(Cost $25,970,764)		26,754,491
	Principal Amount	Value

Bank Loan Obligations - 4.9%
Air Transportation - 0.2%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8326% 10/18/20 (b)(e)	2,545,000	2,541,819
Diversified Financial Services - 0.7%
Extell Boston 5.154% 8/31/21 (b)	3,734,536	3,734,536
Veritas-B Junior Mezz C LLC 10.48% 2/6/21 (b)(d)	3,212,000	3,378,382

TOTAL DIVERSIFIED FINANCIAL SERVICES		7,112,918

Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.337% 12/21/22 (b)(e)	4,171,479	4,158,881
Homebuilders/Real Estate - 2.3%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.08% 3/24/25 (b)(e)	3,462,248	3,531,493
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.58% 3/24/24 (b)(e)	3,851,847	3,850,230
DTZ U.S. Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 8/21/25 (e)(h)	2,000,000	1,992,500
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.7774% 2/6/22 (b)(e)	5,000,000	4,893,750
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 4.8288% 6/28/23 (b)(e)	3,920,000	3,915,100
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.3173% 2/8/25 (b)(e)	114,425	114,625
Simply Storage Management LLC 8.2375% 9/6/21 (b)(d)	5,530,000	5,551,014

TOTAL HOMEBUILDERS/REAL ESTATE		23,848,712

Hotels - 0.9%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 8/30/23 (b)(e)	2,019,452	2,015,978
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 3.8148% 10/25/23 (b)(e)	4,205,619	4,217,899
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.83% 4/27/24 (b)(e)	1,134,972	1,125,041
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.34% 5/11/24 (b)(e)	2,636,475	2,631,862

TOTAL HOTELS		9,990,780

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5673% 6/23/23 (b)(e)	2,246,750	2,056,585
Telecommunications - 0.2%
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/11/25 (b)(e)	2,000,000	1,992,780
TOTAL BANK LOAN OBLIGATIONS
(Cost $51,733,832)		51,702,475

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (a)(d)	3,000,000	217,500
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (a)(d)	3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)		217,810
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.97% (i)
(Cost $23,574,705)	23,568,671	23,573,384
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,057,557,268)		1,050,537,868
NET OTHER ASSETS (LIABILITIES) - 0.0%		(50,588)
NET ASSETS - 100%		$1,050,487,280

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $829,747,522 or 79.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Level 3 security

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $61,423 or 0.0% of net assets.

 (g) Non-income producing

 (h) The coupon rate will be determined upon settlement of the loan after period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.8916% 6/25/43	9/29/03	$69,550
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.8916% 6/25/43	9/29/03	$699

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$742,189
Total	$742,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$5,193,051	$5,193,051	$--	$--
Real Estate	29,422,320	24,924,487	4,497,833	--
Corporate Bonds	38,469,446	--	38,469,446	--
Asset-Backed Securities	53,639,156	--	53,637,745	1,411
Collateralized Mortgage Obligations	11,545,064	--	11,432,445	112,619
Commercial Mortgage Securities	836,775,162	--	836,775,162	--
Bank Loan Obligations	51,702,475	--	42,773,079	8,929,396
Preferred Securities	217,810	--	--	217,810
Money Market Funds	23,573,384	23,573,384	--	--
Total Investments in Securities:	$1,050,537,868	$53,690,922	$987,585,710	$9,261,236

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$15,049,903
Net Realized Gain (Loss) on Investment Securities	(468,411)
Net Unrealized Gain (Loss) on Investment Securities	754,770
Cost of Purchases	3,791,968
Proceeds of Sales	(505,342)
Amortization/Accretion	(470,628)
Transfers into Level 3	--
Transfers out of Level 3	(8,891,024)
Ending Balance	$9,261,236
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$(206,103)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

August 31, 2018

ASCF-QTLY-1018
1.805747.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 2.1%
Dorman Products, Inc. (a)	650,000	$52,637
Diversified Consumer Services - 1.6%
Grand Canyon Education, Inc. (a)	330,000	39,316
Hotels, Restaurants & Leisure - 4.1%
Hilton Grand Vacations, Inc. (a)	1,530,413	49,983
Marriott Vacations Worldwide Corp. (b)	430,000	51,170
		101,153
Household Durables - 1.2%
TopBuild Corp. (a)	500,000	31,140
Leisure Products - 1.1%
Polaris Industries, Inc.	250,000	27,113
Media - 1.0%
The New York Times Co. Class A	1,100,000	25,630
Textiles, Apparel & Luxury Goods - 1.0%
G-III Apparel Group Ltd. (a)	525,000	23,877

TOTAL CONSUMER DISCRETIONARY		300,866

CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.6%
BJ's Wholesale Club Holdings, Inc.	1,211,230	35,731
Sundrug Co. Ltd.	97,100	3,487
		39,218
Food Products - 1.5%
Nomad Foods Ltd. (a)	1,800,000	37,530
Household Products - 2.2%
Spectrum Brands Holdings, Inc.	643,500	55,888

TOTAL CONSUMER STAPLES		132,636

ENERGY - 2.1%
Energy Equipment & Services - 0.7%
Hess Midstream Partners LP	820,848	18,584
Oil, Gas & Consumable Fuels - 1.4%
Alliance Resource Partners LP	700,000	14,070
Noble Midstream Partners LP	475,833	20,841
		34,911

TOTAL ENERGY		53,495

FINANCIALS - 14.1%
Banks - 7.5%
Allegiance Bancshares, Inc. (a)(c)	904,020	40,274
American National Bankshares, Inc.	1,400	58
Cadence Bancorp Class A	1,000,000	28,250
ConnectOne Bancorp, Inc.	1,250,000	30,813
German American Bancorp, Inc.	118,406	4,451
Home Bancshares, Inc.	1,450,000	33,945
ServisFirst Bancshares, Inc.	1,050,000	45,255
Sierra Bancorp	13,319	395
Skandiabanken ASA (d)	338,113	3,407
		186,848
Capital Markets - 2.2%
Blucora, Inc. (a)	307,728	11,140
LPL Financial	650,000	43,056
		54,196
Insurance - 2.1%
Enstar Group Ltd. (a)	130,000	27,755
Hastings Group Holdings PLC (d)	7,542,733	26,403
		54,158
Thrifts & Mortgage Finance - 2.3%
Essent Group Ltd. (a)	1,318,423	57,167

TOTAL FINANCIALS		352,369

HEALTH CARE - 16.3%
Biotechnology - 1.0%
Swedish Orphan Biovitrum AB (a)	800,000	25,491
Health Care Equipment & Supplies - 3.3%
Avanos Medical, Inc. (a)	200,000	14,420
Interojo Co. Ltd.	34,635	1,040
LivaNova PLC (a)	529,000	66,416
		81,876
Health Care Providers & Services - 6.8%
Addus HomeCare Corp. (a)	340,585	22,104
AMN Healthcare Services, Inc. (a)	860,000	50,138
Amplifon SpA	508,591	10,945
HealthSouth Corp.	350,000	28,557
LHC Group, Inc. (a)	245,577	24,295
Premier, Inc. (a)	750,300	33,186
		169,225
Life Sciences Tools & Services - 3.6%
Charles River Laboratories International, Inc. (a)	300,000	37,053
ICON PLC (a)	250,000	37,255
PRA Health Sciences, Inc. (a)	150,000	15,840
		90,148
Pharmaceuticals - 1.6%
Huons Co. Ltd.	43,047	3,836
Korea United Pharm, Inc.	287,656	7,376
Supernus Pharmaceuticals, Inc. (a)	650,000	28,795
		40,007

TOTAL HEALTH CARE		406,747

INDUSTRIALS - 20.8%
Aerospace & Defense - 1.5%
Wesco Aircraft Holdings, Inc. (a)	3,103,100	37,703
Building Products - 2.8%
Apogee Enterprises, Inc.	100,000	4,922
Gibraltar Industries, Inc. (a)	650,000	29,510
GMS, Inc. (a)	1,450,000	36,033
		70,465
Commercial Services & Supplies - 0.5%
Coor Service Management Holding AB (d)	1,535,502	12,912
Construction & Engineering - 0.9%
Argan, Inc.	100,000	3,980
EMCOR Group, Inc.	241,600	19,352
		23,332
Electrical Equipment - 1.4%
Generac Holdings, Inc. (a)	650,000	36,069
Industrial Conglomerates - 1.7%
ITT, Inc.	700,000	41,377
Machinery - 5.8%
Cactus, Inc. (a)	575,894	19,684
Crane Co.	320,100	29,219
Gardner Denver Holdings, Inc. (a)	1,221,600	34,156
Hy-Lok Corp.	468,708	10,317
Oshkosh Corp.	400,000	28,104
SPX Flow, Inc. (a)	500,000	23,970
		145,450
Professional Services - 3.6%
Asgn, Inc. (a)	580,000	53,702
ICF International, Inc.	434,379	35,467
		89,169
Trading Companies & Distributors - 2.6%
MSC Industrial Direct Co., Inc. Class A	225,000	19,233
Univar, Inc. (a)	1,600,000	44,512
		63,745

TOTAL INDUSTRIALS		520,222

INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 0.7%
Finisar Corp. (a)	800,000	16,320
Electronic Equipment & Components - 5.6%
CDW Corp.	475,000	41,591
Control4 Corp. (a)	400,000	12,964
ePlus, Inc. (a)	319,489	33,115
SYNNEX Corp.	550,000	53,334
		141,004
Internet Software & Services - 2.5%
Care.com, Inc. (a)	300,000	5,829
j2 Global, Inc.	365,700	30,196
Stamps.com, Inc. (a)	105,309	26,164
		62,189
IT Services - 7.2%
Booz Allen Hamilton Holding Corp. Class A	620,000	31,719
Conduent, Inc. (a)	3,874,300	89,802
Genpact Ltd.	600,000	18,384
Syntel, Inc. (a)	950,000	38,703
		178,608
Software - 0.8%
Zensar Technologies Ltd.	868,049	20,452

TOTAL INFORMATION TECHNOLOGY		418,573

MATERIALS - 2.2%
Chemicals - 1.6%
Ferro Corp. (a)	500,000	10,975
Platform Specialty Products Corp. (a)	2,200,000	29,172
		40,147
Paper & Forest Products - 0.6%
Neenah, Inc.	161,400	14,728

TOTAL MATERIALS		54,875

REAL ESTATE - 2.8%
Real Estate Management & Development - 2.8%
CBRE Group, Inc. (a)	300,000	14,643
Cushman & Wakefield PLC (b)	3,100,000	54,746
		69,389
UTILITIES - 1.6%
Gas Utilities - 1.1%
Amerigas Partners LP	230,000	9,005
Star Gas Partners LP	1,950,000	18,642
		27,647
Multi-Utilities - 0.5%
Telecom Plus PLC	1,000,000	13,302

TOTAL UTILITIES		40,949

TOTAL COMMON STOCKS
(Cost $1,847,232)		2,350,121
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.89% to 2.03% 9/20/18 to 11/15/18 (e)
(Cost $8,245)	8,270	8,246
	Shares	Value (000s)

Money Market Funds - 7.4%
Fidelity Cash Central Fund, 1.97% (f)	147,857,534	$147,887
Fidelity Securities Lending Cash Central Fund 1.98% (f)(g)	36,011,833	36,015
TOTAL MONEY MARKET FUNDS
(Cost $183,902)		183,902
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $2,039,379)		2,542,269
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(44,745)
NET ASSETS - 100%		$2,497,524

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,433	Sept. 2018	$124,714	$5,339	$5,339

The notional amount of futures purchased as a percentage of Net Assets is 5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,722,000 or 1.7% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,458,000.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,018
Fidelity Securities Lending Cash Central Fund	477
Total	$1,495

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Allegiance Bancshares, Inc.	$40,010	$--	$4,329	$--	$381	$4,212	$40,274
Hess Midstream Partners LP	30,037	--	12,403	1,012	(2,914)	3,864	--
Total	$70,047	$--	$16,732	$1,012	$(2,533)	$8,076	$40,274

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$300,866	$300,866	$--	$--
Consumer Staples	132,636	132,636	--	--
Energy	53,495	53,495	--	--
Financials	352,369	352,369	--	--
Health Care	406,747	406,747	--	--
Industrials	520,222	520,222	--	--
Information Technology	418,573	418,573	--	--
Materials	54,875	54,875	--	--
Real Estate	69,389	69,389	--	--
Utilities	40,949	40,949	--	--
U.S. Government and Government Agency Obligations	8,246	--	8,246	--
Money Market Funds	183,902	183,902	--	--
Total Investments in Securities:	$2,542,269	$2,534,023	$8,246	$--
Derivative Instruments:
Assets
Futures Contracts	$5,339	$5,339	$--	$--
Total Assets	$5,339	$5,339	$--	$--
Total Derivative Instruments:	$5,339	$5,339	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018